                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)



                                                              SEMI-ANNUAL REPORT

                                                                  APRIL 30, 1998

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)



TABLE OF CONTENTS
-----------------

Letter to Shareholders...............................................   2
Performance Summary..................................................   3
Schedules of Investments:
 TCW Galileo Money Market Fund.......................................   4
 TCW Galileo Core Fixed Income Fund..................................   6
 TCW Galileo High Yield Bond Fund....................................  11
 TCW Galileo Mortgage Backed Securities Fund.........................  18
 TCW Galileo Long-Term Mortgage Backed Securities Fund...............  20
Statements of Assets and Liabilities.................................  22
Statements of Operations.............................................  24
Statements of Changes in Net Assets..................................  26
Notes to Financial Statements........................................  31
Financial Highlights.................................................  38
Shareholder Information..............................................  44

TO OUR SHAREHOLDERS
-------------------



We are pleased to submit the April 30, 1998 Semi-Annual Reports for the TCW Galileo Funds. In our new format, we have separated our reports into three categories; 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds to provide more focused information to our shareholders. On the next page is a summary of each category's respective funds' net asset value and performance data through April 30, 1998.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, 12b-1 or deferred sales charges.

On June 1, 1998, we started four new Galileo Mutual Funds; TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Enhanced 500 Fund and TCW Galileo Emerging Markets Income Fund. A fifth new Galileo Fund, TCW Galileo Small Cap Value Fund will commence operations in the next few months. With a total of 22 Galileo Funds, our shareholders have a wide diversity of Funds to accomplish their investment objectives.

Please call your Account Representative or our Investor Relations Department at
(800) FUND TCW [(800) 386-3829 if you have any questions or would like further information on the TCW Galileo Funds.


/s/ Marc I. Stern
-----------------
Marc I. Stern
Chairman of the Board


June 3, 1998

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)

                                                                  April 30, 1998

PERFORMANCE SUMMARY (UNAUDITED)
-------------------------------

                                   Net Asset Value                          Total Return - Annualized
                                      per Share                                As of April 30, 1998
                                   ---------------    ------------------------------------------------------------------------
                                                        Latest Twelve
                                      April 30,         Months Ended       Latest            Since               Inception
                                        1998           April 30, 1998      5 Years         Inception                Date
                                   ---------------    -----------------   ----------      ------------       -----------------
  TCW Galileo Money Market Fund          $ 1.00             5.38%            4.77%          5.71% /(1)/        07/14/88 /(2)/

  TCW Galileo Core Fixed Income
    Fund                                 $ 9.64            10.30%            5.40%          7.47% /(1)/        01/01/90 /(2)/

  TCW Galileo High Yield Bond
    Fund                                 $10.02            13.46%           10.22%         11.28% /(1)/        02/01/89 /(2)/

  TCW Galileo Mortgage Backed
    Securities Fund                      $ 9.66             6.26%            5.77%          6.94% /(1)/        02/01/90 /(2)/

  TCW Galileo Long-Term Mortgage
    Backed Securities Fund               $ 9.71            12.58%             N/A           7.17%              06/17/93


(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Funds' registration became effective. The predecessor limited partnerships were not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnerships had been registered under the 1940 Act, the limited partnership's performance may have been lower.

(2) Inception date of predecessor limited partnership.

TCW GALILEO MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

   Principal
    Amount           INVESTMENTS                                                        Value
---------------      -----------                                                    -------------
                     AGENCY FIXED INCOME SECURITIES (35.7% OF NET ASSETS)
   $  4,500,000      Federal Farm Credit Bank, 5.7%, due 09/02/98                    $  4,500,528
      7,500,000      Federal Home Loan Bank, 5.43%, due 03/11/99                        7,490,767
      5,000,000      Federal Home Loan Bank, 5.605%, due 03/12/99                       5,002,683
      4,000,000      Federal Home Loan Bank, 5.71%, due 06/23/98                        4,000,184
      5,000,000      Federal Home Loan Bank, 5.81%, due 11/04/98                        5,000,807
      7,423,000      Federal Home Loan Mortgage Corp., 5.27%, due 08/04/98              7,319,769
      5,000,000      Federal Home Loan Mortgage Corp., 5.605%, 03/12/99                 4,999,885
     10,000,000      Federal National Mortgage Association, 5.41%, due 02/23/99         9,985,137
      8,200,000      Federal National Mortgage Association, 5.46%, due 01/21/99         8,197,023
      3,000,000      Federal National Mortgage Association, 5.71%, due 09/09/98         2,999,018
      5,000,000      Federal National Mortgage Association, 7.00%, due 07/13/98         5,011,775
      6,500,000      Student Loan Marketing Association, 5.42%, due 05/21/98            6,500,000
                                                                                     ------------
                     TOTAL AGENCY FIXED INCOME SECURITIES (COST:  $ 71,007,577)        71,007,577
                                                                                     ------------

                     COMMERCIAL PAPER (54.4%)
      4,900,000      American Express Credit Corp., 5.5%, due 05/08/98                  4,894,760
      5,000,000      Becton Dickinson & Co., 5.48%, due 05/07/98                        4,995,433
      4,900,000      CIT Group Holdings Inc., 5.5%, due 05/05/98                        4,897,006
      6,250,000      Du Pont (E.I.) De Nemours & Co., 5.49%, due 05/07/98               6,244,281
      1,450,000      Du Pont (E.I.) De Nemours & Co., 5.5%, due 05/04/98                1,449,335
      5,000,000      Ford Motor Credit Corp., 5.5%, due 05/05/98                        4,996,944
      5,000,000      Ford Motor Credit Corp., 5.5%, due 05/06/98                        4,996,181
      5,000,000      General Electric Capital Corp., 5.51%, due 05/04/98                4,997,704
     10,000,000      General Motors Acceptance Corp., 5.51%, due 05/06/98               9,992,347
     10,000,000      Goldman Sachs & Co., 5.55%, due 05/05/98                           9,993,833
      5,000,000      John Deere & Co., 5.5%, due 05/06/98                               4,996,181
      5,000,000      Metlife Funding Inc., 5.5%, due 05/07/98                           4,995,417
      7,800,000      Morgan Stanley/Dean Witter, Discover, 5.5%, due 05/26/98           7,770,208
      3,400,000      Prudential Funding Corp., 5.55%, due 05/20/98                      3,390,041
      5,600,000      Toyota Motor Credit Corp., 5.5%, due 05/15/98                      5,588,022
      2,900,000      Toyota Motor Credit Corp., 5.5%, due 05/21/98                      2,891,139
      5,100,000      Toys R Us, Inc., 5.47%, due 05/08/98                               5,094,576
      6,000,000      United Parcel Service, 5.29%, due 09/30/98                         5,865,987
     10,000,000      USAA Capital Corp., 5.5%, due 05/04/98                             9,995,417
                                                                                     ------------
                     TOTAL COMMERCIAL PAPER (Cost: $108,044,811)                      108,044,811
                                                                                     ------------

                     CORPORATE FIXED INCOME SECURITIES (10.1%)
     10,000,000      Chevron Oil Finance Co., 5.52%, due 05/01/98                      10,000,000
     10,000,000      Merrill Lynch & Company, Inc., 5.5%, due 05/01/98                 10,000,000
                                                                                     ------------
                     TOTAL CORPORATE FIXED INCOME SECURITIES (Cost: $20,000,000)       20,000,000
                                                                                     ------------

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)

                                                                                   April 30, 1998

   Principal
    Amount           INVESTMENTS                                                        Value
---------------      -----------                                                     ------------
                     SHORT-TERM INVESTMENT (COST: $13,385) (0.0%)
                     --------------------------------------------
$        13,385      Bank of New York Depository Reserve, 4.6%, due 05/01/98         $     13,385
                                                                                     ------------

                     TOTAL INVESTMENTS (COST: $199,065,773) (100.2%)                  199,065,773

                     LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                       (352,554)
                                                                                     ------------
                     NET ASSETS (100%)                                               $198,713,219
                                                                                     ============

See accompanying Notes to Financial Statements.

TCW GALILEO CORE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
-----------------------------------

        Principal
         Amount                 CORPORATE FIXED INCOME SECURITIES                                       Value
       ----------               ---------------------------------                                      -------
                           BASIC INDUSTRIES (9.8% OF NET ASSETS)
        $100,000           AMR Corp., 9.5%, due 05/15/01                                             $  108,750
          50,000           American Pad & Paper Co., 13%, due 11/15/05                                   51,250
          50,000           BE Aerospace, Inc., (144A), 8%, due 03/01/08                                  49,375  *
          25,000           Consumers International, (144A), 10.25%, due 04/01/05                         27,500  *
         100,000           Desa International, Inc., (144A), 9.875%, due 12/15/07                       102,000  *
         150,000           Du Pont (E.I.) De Nemours & Co., 6.75%, due 09/01/07                         154,875
          50,000           GSI Group, Inc., (144A), 10.25%, due 11/01/07                                 52,500  *
         150,000           General American Transportation Co., 6.75%, due 03/01/06                     151,500
          25,000           Globalstar LP/Capital, 11.25%, due 06/15/04                                   25,625
          50,000           Graham Packaging Co., (144A), 8.75%, due 01/15/08                             50,000  *
          50,000           Grove Worldwide, LLC, (144A), 9.25%, due 05/01/08                             50,000  *
          50,000           Intermedia Communications, Inc., 8.5%, due 01/15/08                           50,500
         150,000           International Business Machines Corp., 7%, due 10/30/25                      155,625
          50,000           Iron Mountain, Inc., 10.125%, due 10/01/06                                    54,875
          25,000           Jordan Telecommunications Products, Inc., 9.875%,  due 08/01/07               26,313
          75,000           Kaiser Aluminum & Chemical Corp., 10.875%, due 10/15/06                       81,750
         100,000           Level 3 Communications, Inc., (144A), 9.125%, due 05/01/08                    98,750  *
         600,000           Litton Industries, Inc., 6.05%, due 04/05/03                                 592,500
          25,000           MDC Holdings, Inc., 8.375%, due 02/01/08                                      25,063
         100,000           Mastec, Inc., (144A), 7.75%, due 02/01/08                                     99,000  *
         100,000           Merck & Company, Inc., 6.4%, due 03/01/28                                     99,250
         100,000           Minnesota Mining & Manufacturing Co., 6.375%, due 02/15/28                    98,000
          50,000           Morris Materials Handling, Inc., (144A), 9.5%, due 04/01/08                   49,750  *
          20,000           National Energy Group, Inc., 10.75%, due 11/01/06                             18,800
         500,000           Occidental Petroleum Corp., 6.4%, due 04/01/03                               496,875
          50,000           Packaged Ice, Inc., (144A), 9.75%, due 02/01/05                               50,500  *
          50,000           Pierce Leahy Corp., (144A), 8.125%, due 05/15/08                              49,875  *
         150,000           Pitney Bowes, Inc., 5.95%, due 02/01/05                                      148,688
          50,000           Polymer Group, Inc., (144A), 8.75%, due 03/01/08                              50,750  *
         200,000           Praxair, Inc., 6.15%, due 04/15/03                                           198,750
         100,000           Praxair, Inc., 6.75%, due 04/15/03                                           101,625
         100,000           Raytheon Co., 6.45%, due 08/15/02                                            100,750
         150,000           Southwest Airlines, Inc., 7.375%, due 03/01/27                               160,688
         225,000           Southwest Airlines, Inc., 8%, due 03/01/05                                   245,250
         100,000           Tosco Corp., 7.625%, due 05/15/06                                            106,750
          50,000           Transamerica Energy, Inc., 11.5%, due 06/15/02                                49,250
          40,000           Trico Marine Services, Inc., Series B, 8.5%, due 08/01/05                     40,300
          50,000           U. S. Can Corp., Series B, 10.125%, due 10/15/06                              52,375
          75,000           Viasystems, Inc., 9.75%, due 06/01/07                                         77,626
          50,000           Wheeling-Pittsburgh Corp., (144A), 9.25%, due 11/15/07                        51,062  *
          50,000           Wyman-Gordon Co., 8%, due 12/15/07                                            50,500
                                                                                                    -----------
                           TOTAL BASIC INDUSTRIES (Cost: $4,299,593)                                  4,305,165
                                                                                                    -----------

*  Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)

                                                                                                  April 30, 1998


       Principal
        Amount               CORPORATE FIXED INCOME SECURITIES                                         Value
      ----------             ---------------------------------                                       ----------
                             CONSUMER CYCLICALS (3.9%)
       $ 50,000              American Restaurant Group, Inc., (144A), 11.5%, due 02/15/03            $   51,250  *
         25,000              Atlas Air, Inc., 10.75%, due 08/01/05                                       26,563
        100,000              Boyd Gaming Corp., 9.25%, due 10/01/03                                     105,750
        100,000              Campbell Soup Co., 6.15%, due 12/01/02                                     100,500
         50,000              Chancellor Media Corp., (144A), 8.125%, due 12/15/07                        50,250  *
        150,000              Coca-Cola Enterprises, Inc., 6.375%, due 08/01/01                          151,688
         50,000              Delco Remy International, Inc., 8.625%, due 12/15/07                        51,250
         75,000              Eagle-Picher Industries, Inc., (144A), 9.375%, due 03/01/08                 76,313  *
         50,000              Finlay Fine Jewelry Corp., 8.375%, due 05/01/08                             50,000
         50,000              Grand Casinos, Inc., 10.125%, due 12/01/03                                  53,937
        125,000              Hard Rock Hotel, Inc., (144A), 9.25%, due 04/01/05                         127,500  *
        100,000              J.C. Penney Company, Inc., 9.05%, due 03/01/01                             106,875
         50,000              Jacor Communications, Inc., 8%, due 02/15/10                                49,750
         90,000              May Department Stores Co., 9.75%, due 02/15/21                             116,775
         50,000              Navistar International Corp., Series B, 8%, due 02/01/08                    49,625
         25,000              Outdoor Communications, Inc., 9.25%, due 08/15/07                           26,063
         10,000              Outdoor Systems, Inc., 8.875%, due 06/15/07                                 10,400
         50,000              Perkins Family Restaurants, L.P., (144A), 10.125%,due 12/15/07              53,000  *
         50,000              Primedia, Inc., (144A), 7.625%, due 04/01/08                                49,250  *
         25,000              STC Broadcasting, Inc., Series B, 11%, due 03/15/07                         27,438
         50,000              Signature Resorts, Inc., (144A), 9.25%, due 05/15/06                        49,750  *
         25,000              Signature Resorts, Inc., 9.75%, due 10/01/07                                24,500
         50,000              Six Flags Entertainment Corp., 8.875%, due 04/01/06                         50,813
         75,000              Starwood Hotels & Resorts, Inc., 7.375%, due 11/15/15                       69,283
        150,000              Time Warner Entertainment, Inc., 8.375%, due 03/15/23                      171,188
         25,000              Von Hoffman Press, Inc., (144A), 10.375%, due 05/15/07                      26,625  *
                                                                                                    -----------
                             TOTAL CONSUMER CYCLICALS (Cost: $1,684,337)                              1,726,336
                                                                                                    -----------

                             CONSUMER NON-CYCLICALS (2.1%)
         50,000              Adelphia Communications Corp., 8.375%, due 02/01/08                         49,500
         50,000              Boyds Collection, Ltd., (144A), 9%, due 05/15/08                            50,125  *
         25,000              CSC Holdings, Inc., Series B, 8.125%, due 08/15/09                          26,187
         25,000              Century Communications Corp., 8.75%, due 10/01/07                           25,813
         50,000              Century Communications Corp., 9.5%, due 03/01/05                            53,500
         50,000              Conmed Corp., (144A), 9%, due 03/15/08                                      50,375  *
         10,000              Dade International, Inc., Series B, 11.125%, due 05/01/06                   11,100
        100,000              Doskocil Manufacturing Company, Inc., 10.125%, due 09/15/07                106,750
         50,000              Extendicare Health Services, Inc., (144A), 9.35%, due 12/15/07              51,375  *
         75,000              Fred Meyer, Inc., 7.45%, due 03/01/08                                       74,156
        100,000              Holmes Products Corp., (144A), 9.875%, due 11/15/07                        103,375  *
         50,000              Jackson Products, Inc., (144A), 9.5%, due 04/15/05                          50,500  *
         50,000              Magellan Health Services, Inc., (144A), 9%, due 02/15/08                    49,750  *

*  Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

TCW GALILEO CORE FIXED INCOME FUND

-----------------------------------------------

   Principal
    Amount         CORPORATE FIXED INCOME SECURITIES                                                         Value
---------------    ---------------------------------                                                       ---------
                   CONSUMER NON-CYCLICALS (CONTINUED)
$        75,000    Prime Medical Services, Inc., (144A), 8.75%, due 04/01/08                              $   74,250   *
         50,000    Revlon Consumer Products Corp., (144A), 8.125%, due 02/01/06                               49,688   *
         50,000    Revlon Consumer Products Corp., (144A), 8.625%, due 02/01/08                               50,125   *
         50,000    Rural/Metro Corp., (144A), 7.875%, due 03/15/08                                            50,000   *
                                                                                                           ---------
                   TOTAL CONSUMER NON-CYCLICALS (Cost: $922,260)                                             926,569
                                                                                                           ---------

                   FINANCIAL (5.2%)
        100,000    Ahmanson (H.F.) & Co., 8.25%, due 10/01/02                                                106,875
        150,000    American General Finance Corp., 6.25%, due 12/18/02                                       149,437
        150,000    Bank One Corp., 7.6%, due 05/01/07                                                        161,813
        150,000    Bear Stearns Companies, Inc., 6.75%, due 12/15/07                                         151,688
        150,000    CIT Group Holdings, Inc., 6.125%, due 12/15/00                                            150,000
        100,000    Citicorp, 6.375%, due 01/15/06                                                             99,500
        100,000    Comdisco, Inc., 6.375%, due 11/30/01                                                      100,500
        100,000    Comdisco, Inc., 6.5%, due 04/30/99                                                        100,375
        200,000    Ford Motor Credit Corp., 6%, due 01/14/03                                                 198,500
        100,000    Forest City Enterprises, Inc., 8.5%, due 03/15/08                                         100,250
        200,000    Hartford Life Inc., 7.65%, due 06/15/27                                                   216,750
        200,000    International Lease Finance Corp., 5.75%, due 01/15/03                                    196,848
        100,000    Lehman Brothers, Inc., 7.125%, due 07/15/02                                               102,750
        100,000    NationsBank Corp., 7.5%, due 09/15/06                                                     107,000
         50,000    Nationwide Credit, Inc., (144A), 10.25%, due 01/15/08                                      51,000   *
        200,000    Republic NY Corp., 7.75%, due 05/15/02                                                    210,000
         60,000    Security Pacific Corp., 11.5%, due 11/15/00                                                67,425
                                                                                                           ---------
                   TOTAL FINANCIAL (Cost: $2,256,862)                                                      2,270,711
                                                                                                           ---------
                   MISCELLANEOUS  (2.1%)
        200,000    Abbey National PLC (Yankee), 6.69%, due 10/17/05                                          204,500
        150,000    Hydro-Quebec (Yankee), 9.4%, due 02/01/21                                                 192,937
        100,000    Laidlaw, Inc. (Yankee), 7.7%, due 08/15/02                                                104,375
        150,000    Manitoba Province (Yankee), 6.875%, due 09/15/02                                          154,125
        150,000    Ontario Province (Yankee), 8%, due 10/17/01                                               158,813
        100,000    Trans-Canada Pipelines (Yankee), 7.06%, due 10/14/25                                      102,375
                                                                                                           ---------
                   TOTAL MISCELLANEOUS (Cost: $  902,626)                                                    917,125
                                                                                                           ---------

/*/ Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. Fixed Income)

                                                                                                         April 30, 1998


    Principal
      Amount                 CORPORATE FIXED INCOME SECURITIES                                                Value
-------------------          ---------------------------------                                            -------------
                             UTILITIES  (3.7%)
$       200,000              Ameritech Capital Funding Corp., 6.15%, due                                   $   198,250
                             01/15/08
        100,000              Enron Corp., 6.45%, due 11/15/01                                                  100,625
        100,000              Florida Power & Light Co., 5.5%, due 07/01/99                                      99,500
        100,000              Northern Telecom Capital Corp., 7.4%, due 06/15/06                                106,625
        100,000              PacifiCorp., 6.75%, due 04/01/05                                                  102,750
        150,000              Sonat, Inc., 6.75%, due 10/01/07                                                  151,125
        200,000              Transcontinental Gas Pipelines, 6.25%, due 01/15/08                               195,000
        150,000              Virginia Electric Power, 7.375%, due 07/01/02                                     156,000
        500,000              Western Resources, Inc., 7.25%, due 08/15/02                                      517,500
                                                                                                            -----------
                                                                                                             1,627,375
                             TOTAL UTILITIES (Cost: $1,628,965)                                             -----------

                             TOTAL CORPORATE FIXED INCOME SECURITIES
                               (COST: $11,694,643) (26.8%)                                                  11,773,281
                                                                                                            -----------

                             ASSET BACKED SECURITIES (4.6%)
        500,000              Citibank Credit Card Master Trust I (97-7-A),                                     503,605
                             6.35%, due 08/15/02
        500,000              Contimortgage Home Equity Loan Trust (98-1-A3),                                   499,920
                             6.22%, due 01/15/13
        400,000              EQCC Home Equity Loan Trust (98-1-A2F), 6.14%, due                                399,376
                             04/15/09
        300,000              Southern Pacific Secured Assets Corporation                                       301,686
                             (97-3-A4), 6.66%, due 06/25/24
        300,000              The Money Store Home Equity Trust (97-C-AF3),                                     301,017
                             6.307%, due 08/15/12                                                            -----------
                                                                                                              2,005,604
                             TOTAL ASSET BACKED SECURITIES (Cost: $2,007,129)                                -----------


                             COLLATERALIZED MORTGAGE OBLIGATIONS - FIXED RATE (21.4%)
        400,000              Bear Stearns Mortgage Securities Inc. (97-2-A2),                                   390,396
                             6.5%, due 04/28/24
        145,964              Bear Stearns Mortgage Securities Inc. (97-2-A5),                                   143,073
                             6.875%, due 01/28/24
      1,000,000              Carco Auto Loan Master Trust (97-1-A), 6.689%, due                               1,004,220
                             08/15/04
        665,000              Countrywide Home Loans (97-8-A1), 6.75%, due                                       670,818
                             01/25/28
        781,000              Federal Home Loan Mortgage Corp. (1588-QD), 6.5%,                                  775,173
                             due 09/15/23
      1,000,000              Federal Home Loan Mortgage Corp. (2018-H), 6.5%,                                   994,640
                             due 01/15/28
        462,882              Federal Home Loan Mortgage Corp. (1578-O), 7%, due                                 456,947
                             09/15/23
        450,000              Federal Home Loan Mortgage Corp. (1944-GB), 7.5%,                                  466,659
                             due 04/17/24
        442,958              Federal Home Loan Mortgage Corp. (2007-D), 7.5%,                                   447,086
                             due 05/15/26
        295,857              Federal Home Loan Mortgage Corp. -   Government National Mortgage
                               Association (41-K), 8%, due 04/25/24                                             305,640
      1,000,000              Federal National Mortgage Association (95-22-J),                                 1,000,000
                             6.5%, due 04/25/23
        928,228              Federal National Mortgage Association (94-2-N),                                    876,479
                             6.5%, due 01/25/24
        400,000              Residential Funding Mortgage Securities I                                          380,624
                             (98-S8-A3), 6.5%, due 04/25/28
        350,000              Residential Funding Mortgage Securities I                                          350,000
                             (97-S20-A7), 7%, due 12/25/27
        600,000              Residential Funding Mortgage Securities I                                          606,774
                             (97-S5-A2), 7.5%, due 04/25/27
        495,498              Residential Funding Mortgage Securities I                                          501,027
                             (97-S5-A5), 7.5%, due 04/25/27                                                   ----------

                             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                               FIXED RATE (Cost: $9,267,637)                                                  9,369,556
                                                                                                              ----------

See accompanying Notes to Financial Statements.

TCW GALILEO CORE FIXED INCOME FUND

-----------------------------------------------

  Principal
   Amount             FIXED INCOME SECURITIES                                                             Value
-------------         -----------------------                                                          -----------
                      U.S. GOVERNMENT AGENCY OBLIGATIONS -
                        FIXED RATE PASS-THROUGH SECURITIES  (7.1%)
$     293,458         Federal Home Loan Mortgage Corp., Pool #C00581, 7%, due 02/01/28                 $   296,945
    1,190,509         Federal Home Loan Mortgage Corp., Pool #E20246, 7.5%, due 06/01/11                 1,225,855
      494,399         Federal National Mortgage Association, Pool #405532, 6.5%, due 11/01/17              495,481
      808,326         Government National Mortgage Association, Pool #422688, 7%, due 05/15/26             818,430
      295,657         Government National Mortgage Association, Pool #462384, 7%, due 11/15/27             299,169
                                                                                                       -----------
                      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS-
                        FIXED RATE PASS-THROUGH SECURITIES  (Cost: $3,046,149)                           3,135,880
                                                                                                       -----------
                      U.S. GOVERNMENT AGENCY OBLIGATIONS (13.1%)
      530,000         Federal Home Loan Mortgage Corp., 6.645%, due 03/10/04                               550,055
      555,000         Federal National Mortgage Association, 6.3%, due 09/25/02                            557,514
    1,250,000         Federal National Mortgage Association, 6.34%, due 02/04/08                         1,247,138
      400,000         Federal National Mortgage Association, 6.4%, due 10/24/02                            403,260
      600,000         Federal National Mortgage Association, 6.48%, due 06/28/04                           617,688
    1,245,000         Federal National Mortgage Association, 6.55%, due 09/12/05                         1,288,139
      480,000         Federal National Mortgage Association, 6.74%, due 05/13/04                           500,203
      520,000         Federal National Mortgage Association, 7.4%, due 07/01/04                            559,764
                                                                                                       -----------
                      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost: 5,711,101)                         5,723,761
                                                                                                       -----------
                      U.S. TREASURY OBLIGATIONS (22.6%)
    1,375,000         United States Treasury Bonds, 7.5%, due 11/15/24                                   1,638,794
    1,650,000         United States Treasury Bonds, 12%, due 08/15/13                                    2,419,313
    3,035,000         United States Treasury Notes, 5%, due 02/15/99                                     3,023,133
      190,000         United States Treasury Notes, 5.875%, due 01/31/99                                   190,494
      705,000         United States Treasury Notes, 6.625%, due 06/30/01                                   724,782
    1,535,000         United States Treasury Notes, 8%, due 11/15/21                                     1,908,020
                                                                                                       -----------
                      TOTAL U. S. TREASURY OBLIGATIONS
                        (Cost: $9,833,625)                                                               9,904,536
                                                                                                       -----------
                      TOTAL FIXED INCOME SECURITIES
                        (COST: $41,560,284) (95.6%)                                                     41,912,618
                                                                                                       -----------

                      SHORT-TERM INVESTMENT (COST: $1,245,530) (2.8%)
                      -----------------------------------------------
    1,245,530         Bank of New York Depository Reserve, 4.6%, due 05/01/98                            1,245,530
                                                                                                       -----------

                      TOTAL INVESTMENTS  (COST: $42,805,814) (98.4%)                                    43,158,148

                      EXCESS OF OTHER ASSETS OVER LIABILITIES (1.6%)                                       700,628
                                                                                                       -----------

                      NET ASSETS (100%)                                                                $43,858,776
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)

TCW GALILEO HIGH YIELD BOND FUND

                                                                                April 30, 1998

SCHEDULE OF INVESTMENTS (UNAUDITED)
-----------------------------------

  Principal
   Amount             CORPORATE FIXED INCOME SECURITIES                                Value
-------------         ---------------------------------                             -----------
                      BASIC MATERIALS (15.9% OF NET ASSETS)
                      AEROSPACE/CONGLOMERATES (0.5%)
$     900,000         Wyman-Gordon Co., 8%, due 12/15/07                            $   909,000
                                                                                    -----------
                      CHEMICALS (2.4%)
      820,000         Borden Chemical and Plastics, L.P., 9.5%, due 05/01/05            856,900
      725,000         Foamex L.P., 9.875%, due 06/15/07                                 783,000
      875,000         ISP Holdings Inc., 9%, due 10/15/03                               914,375
      915,000         NL Industries, Inc., 11.75%, due 10/15/03                       1,014,506
      250,000         Polymer Group, Inc., (144A), 8.75%, due 03/01/08                  253,750 *
      900,000         Texas Petrochemical Corp., 11.125%, due 07/01/06                  990,000
                                                                                    -----------
                           Total Chemicals                                            4,812,531
                                                                                    -----------
                      ENERGY (3.7%)
      225,000         Abraxas Petroleum Corp., 11.5%, due 11/01/04                      235,125
    1,250,000         Forman Petroleum Corp., 13.5%, due 06/01/04                     1,275,000
    1,450,000         Magnum Hunter Resources, Inc., 10%, due 06/01/07                1,471,750
      650,000         National Energy Group, Inc., 10.75%, due 11/01/06                 611,000
    2,725,000         Transamerica Energy, Inc., 11.5%, due 06/15/02                  2,684,125
      650,000         Trico Marine Services, Inc., Series B, 8.5%, due 08/01/05         654,875
      425,000         Trico Marine Services, Inc., Series D, 8.5%, due 08/01/05         428,188
                                                                                    -----------
                           Total Energy                                               7,360,063
                                                                                    -----------
                      FOREST PRODUCTS & PAPER (4.5%)
      750,000         Fibermark, Inc., Series B, 9.375%, due 10/15/06                   796,875
    1,900,000         Riverwood International Corp., 10.625%, due 08/01/07            1,999,750
    1,250,000         SD Warren Co., Series B, 12%, due 12/15/04                      1,379,688
    1,300,000         Stone Container Corp., 10.75%, due 10/01/02                     1,394,250
    1,000,000         Stone Container Corp., 12.25%, due 04/01/02                     1,027,500
    2,130,000         Tembec Finance Corp., 9.875%, due 09/30/05                      2,252,475
                                                                                    -----------
                           Total Forest Products & Paper                              8,850,538
                                                                                    -----------
                      METALS & MINING (4.8%)
    1,725,000         AK Steel Corp.,  9.125%, due 12/15/06                           1,828,500
      550,000         Great Lakes Carbon Corp., 10%, due 01/01/06                       627,000
    2,500,000         Kaiser Aluminum & Chemical Corp., 10.875%, due 10/15/06         2,725,000
    1,550,000         Ryerson Tull, Inc., 9.125%, due 07/15/06                        1,720,500
    1,250,000         WCI Steel Inc., 10%, due 12/01/04                               1,303,125
    1,400,000         Wheeling-Pittsburgh Corp., (144A), 9.25%, due 11/15/07          1,429,750 *
                                                                                    -----------
                           Total Metals & Mining                                      9,633,875
                                                                                    -----------
                      TOTAL BASIC MATERIALS (Cost: $31,105,804)                      31,566,007
                                                                                    -----------

*    Restricted security (See Note 6)
See accompanying Notes to Financial Statements.

TCW GALILEO HIGH YIELD BOND FUND

-----------------------------------------------

  Principal
   Amount             CORPORATE FIXED INCOME SECURITIES                                       Value
-------------         ---------------------------------                                    -----------
                      CONSUMER CYCLICALS (24.5%)
                      Auto Parts (2.6%)
$   1,250,000         Blue Bird Body Co., Series B, 10.75%, due 11/15/06                   $ 1,384,375
      450,000         Delco Remy International, Inc., 8.625%, due 12/15/07                     461,250
      575,000         Eagle-Picher Industries, Inc., (144A), 9.375%, due 03/01/08              585,063  *
      500,000         Hayes Wheels International, Inc., 9.125%, due 07/15/07                   527,500
    2,000,000         Hayes Wheels International, Inc., 11%, due 07/15/06                    2,260,000
                                                                                           -----------
                           Total Auto Parts                                                  5,218,188
                                                                                           -----------
                      ENTERTAINMENT & LEISURE (1.4%)
    1,150,000         Cinemark, USA Inc., 9.625%, due 08/01/08                               1,201,750
      525,000         Regal Cinemas, Inc., 8.5%, due 10/01/07                                  574,875
      900,000         Six Flags Entertainment Corp., 8.875%, due 04/01/06                      914,625
                                                                                           -----------
                           Total Entertainment & Leisure                                     2,691,250
                                                                                           -----------
                      GAMING (2.3%)
      600,000         Boyd Gaming Corp., 9.25%, due 10/01/03                                   634,500
      975,000         Grand Casinos, Inc., 10.125%, due 12/01/03                             1,051,782
    1,175,000         Hard Rock Hotel, Inc., (144A), 9.25%, due 04/01/05                     1,198,500  *
    1,700,000         Hollywood Park, Inc., 9.5%, due 08/01/07                               1,785,000
                                                                                           -----------
                           Total Gaming                                                      4,669,782
                                                                                           -----------
                      LODGING (1.3%)
      500,000         HMC Acquisition Properties, Inc., Series B, 9%, due 12/15/07             542,500
      488,000         John Q. Hammons Hotels, L.P., 8.875%, due 02/15/04                       489,220
      450,000         Signature Resorts, Inc., (144A), 9.25%, due 05/15/06                     447,750  *
      550,000         Signature Resorts, Inc., 9.75%, due 10/01/07                             539,000
      625,000         Starwood Hotels & Resorts, Inc., 7.375%, due 11/15/15                    577,357
                                                                                           -----------
                           Total Lodging                                                     2,595,827
                                                                                           -----------
                      MEDIA (6.3%)
    2,000,000         Adams Outdoor Advertising, L.P., 10.75%, due 03/15/06                  2,190,000
    1,250,000         Chancellor Media Corp., (144A), 8.125%, due 12/15/07                   1,256,250  *
      810,000         Chancellor Media Corp., 9.375%, due 10/01/04                             841,388
      525,000         Heritage Media Services Corp., 11%, due 06/15/02                         544,688
      325,000         Jacor Communications, Inc., 8%, due 02/15/10                             323,375
    1,400,000         Jacor Communications, Inc., 9.75%, due 12/15/06                        1,519,000
    1,100,000         JCAC, Inc., 10.125%, due 06/15/06                                      1,199,000
      850,000         Outdoor Communications, Inc., 9.25%, due 08/15/07                        886,125
      450,000         Outdoor Systems, Inc., 8.875%, due 06/15/07                              468,000
      800,000         Outdoor Systems, Inc., 9.375%, due 10/15/06                              848,000
    2,225,000         STC Broadcasting, Inc., Series B, 11%, due 03/15/07                    2,441,938
                                                                                           -----------
                           Total Media                                                      12,517,764
                                                                                           -----------

*    Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)


                                                                  April 30, 1998

  Principal
   Amount             CORPORATE FIXED INCOME SECURITIES                                       Value
-------------         ---------------------------------                                    -----------
                      PUBLISHING (2.6%)
$   1,075,000         American Media Operations, 11.625%, due 11/15/04                     $ 1,163,688
      300,000         Garden State Newspapers Co., Series B, 8.75%, due 10/01/09               307,500
      250,000         Hollinger International Publishing, 8.625%, due 03/15/05                 263,125
      550,000         K-III Communications Corp., 10.25%, due 06/01/04                         587,125
      900,000         Perry/Judd's, Inc., (144A), 10.625%, due 12/15/07                        954,000  *
      350,000         Primedia, Inc., (144A), 7.625%, due 04/01/08                             344,750  *
      675,000         U. S. Banknote Corp., 10.375%, due 06/01/02                              695,250
      825,000         Von Hoffman Press, Inc., (144A), 10.375%, due 05/15/07                   878,625  *
                                                                                           -----------
                           Total Publishing                                                  5,194,063
                                                                                           -----------
                      RESTAURANTS (1.1%)
      750,000         American Restaurant Group, Inc., (144A), 11.5%, due 02/15/03             768,750  *
      675,000         Foodmaker, 1993A Corp., Series B, 9.75%, due 11/01/03                    707,063
      650,000         Perkins Family Restaurants, L.P., (144A), 10.125%, due 12/15/07          689,000  *
                                                                                           -----------
                           Total Restaurants                                                 2,164,813
                                                                                           -----------
                      RETAILERS (5.4%)
      850,000         Cole National Corp., 8.625%, due 08/15/07                                867,000
    2,000,000         County Seat Stores, Inc., (144A), 12.75%, due 11/01/04                 2,020,000  *
      300,000         Finlay Fine Jewelry Corp., 8.375%, due 05/01/08                          300,000
    2,343,000         Guitar Center Management, Inc., 11%, due 07/01/06                      2,589,015
      475,000         Leslie's Poolmart, 10.375%, due 07/15/04                                 498,750
    2,150,000         Michael's Stores, Inc., 10.875%, due 06/15/06                          2,386,500
      450,000         Specialty Retailers, Inc., 8.5%, due 07/15/05                            462,375
    1,650,000         Zale Corp., 8.5%, due 10/01/07                                         1,674,750
                                                                                           -----------
                           Total Retailers                                                  10,798,390
                                                                                           -----------
                      TRANSPORTATION (1.5%)
      500,000         Atlas Air, Inc., 10.75%, due 08/01/05                                    531,250
      810,000         International Shipholding Corp., 9%, due 07/01/03                        834,300
      680,000         Moran Transportation Company, Inc., 11.75%, due 07/15/04                 759,900
      900,000         Navistar International Corp., Series B, 8%, due 02/01/08                 893,250
                                                                                           -----------
                           Total Transportation                                              3,018,700
                                                                                           -----------
                      TOTAL CONSUMER CYCLICALS (Cost: $47,010,571)                          48,868,777
                                                                                           -----------
                      CONSUMER NON-CYCLICALS (15.3%)
                      CABLE (4.0%)
    1,000,000         Adelphia Communications Corp., 8.375%, due 02/01/08                      990,000
    1,000,000         Adelphia Communications Corp., 9.25%, due 10/01/02                     1,035,000
      425,000         Century Communications Corp., 8.75%, due 10/01/07                        438,813
      175,000         Century Communications Corp., 9.5%, due 08/15/00                         182,219
      250,000         Century Communications Corp., 9.5%, due 03/01/05                         267,500

*    Restricted security (See Note 6)
See accompanying Notes to Financial Statements.

TCW GALILEO HIGH YIELD BOND FUND

----------------------------------------------

     Principal
      Amount         CORPORATE FIXED INCOME SECURITIES                                     Value
  ---------------    ----------------------------------                                 -----------
                     CABLE (CONTINUED)
  $      500,000     Comcast Corp., 9.125%, due 10/15/06                                $   524,375
         400,000     Comcast Corp., 9.375%, due 05/15/05                                    424,000
         325,000     CSC Holdings, Inc., Series B, 8.125%, due 08/15/09                     340,438
       1,175,000     CSC Holdings, Inc., 9.875%, due 05/15/06                             1,280,750
         975,000     Jones Intercable, Inc., 8.875%, due 04/01/07                         1,032,281
         600,000     Rogers Cablesystems of America, Inc., Series B, 10%, due 03/15/05      660,000
         750,000     Rogers Communications, Inc., 8.875%, due 07/15/07                      751,875
                                                                                        -----------
                           Total Cable                                                    7,927,251
                                                                                        -----------
                     FOOD & DRUG RETAILERS (1.7%)
       1,350,000     Fred Meyer, Inc., 7.45%, due 03/01/08                                1,334,813
       1,100,000     Jitney Jungle Stores, Inc., 10.375%, due 09/15/07                    1,144,000
         500,000     Jitney Jungle Stores, Inc., 12%, due 03/01/06                          560,000
         375,000     Stater Brothers Holdings, Inc., 9%, due 07/01/04                       386,250
                                                                                        -----------
                           Total Food & Drug Retailers                                    3,425,063
                                                                                        -----------
                     HEALTH & HOSPITAL MANAGEMENT (5.0%)
       1,000,000     Alliance Imaging, Inc., 9.625%, due 12/15/05                         1,030,000
         300,000     Conmed Corp., (144A), 9%, due 03/15/08                                 302,250  *
       1,275,000     Dade International, Inc., Series B, 11.125%, due 05/01/06            1,415,250
         200,000     Extendicare Health Services, Inc., (144A), 9.35%, due 12/15/07         205,500  *
       1,100,000     Integrated Health Services, Inc., 9.5%, due 09/15/07                 1,155,000
         750,000     Magellan Health Services, Inc., (144A), 9%, due 02/15/08               746,250  *
       1,075,000     Prime Medical Services, Inc., (144A), 8.75%, due 04/01/08            1,064,250  *
         900,000     Rural/Metro Corp., (144A), 7.875%, due 03/15/08                        900,000  *
       2,000,000     Tenet Healthcare Corp., 8.625%, due 01/15/07                         2,060,000
       1,000,000     Vencor, Inc., 8.625%, due 07/15/07                                   1,127,500
                                                                                        -----------
                           Total Health & Hospital Management                            10,006,000
                                                                                        -----------
                     OTHER CONSUMER NON-CYCLICALS (4.6%)
         255,000     American Safety Razor Co., Series B, 9.875%,due 08/01/05               274,763
         500,000     Boyds Collection, Ltd., (144A), 9%, due 05/15/08                       501,250  *
         845,000     Cott Corp., 9.375%, due 07/01/05                                       868,238
         875,000     Doskocil Manufacturing Company, Inc., 10.125%, due 09/15/07            934,063
       1,000,000     Holmes Products Corp., (144A), 9.875%, due 11/15/07                  1,033,750  *
       2,225,000     International Home Foods, Inc., 10.375%, due 11/01/06                2,453,063
         400,000     Jackson Products, Inc., (144A), 9.5%, due 04/15/05                     404,000  *
         750,000     Revlon Consumer Products Corp., (144A),  8.125%, due 02/01/06          745,313  *
       1,800,000     Revlon Consumer Products Corp., (144A),  8.625%, due 02/01/08        1,804,500  *
                                                                                        -----------
                           Total Other Consumer Non-Cyclicals                             9,018,940
                                                                                        -----------
                     TOTAL CONSUMER NON-CYCLICALS (Cost: $29,700,034)                    30,377,254
                                                                                        -----------

* Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)



                                                                  April 30, 1998

     Principal
      Amount         CORPORATE FIXED INCOME SECURITIES                             Value
------------------   ---------------------------------                          -----------
                     CREDIT SENSITIVE (6.1%)
                     FINANCIAL SERVICES (3.8%)
$         325,000    Chevy Chase Savings Bank, 9.25%, due 12/01/05              $   331,500
          625,000    Chevy Chase Savings Bank, 9.25%, due 12/01/08                  637,500
        1,525,000    First Nationwide Holdings, 10.625%, due 10/01/03             1,696,563
        1,630,000    First Nationwide Holdings, 12.25%, due 05/15/01              1,793,000
        2,000,000    Forest City Enterprises, Inc., 8.5%, due 03/15/08            2,005,000
          700,000    Nationwide Credit, Inc., (144A), 10.25%, due 01/15/08          714,000  *
          380,000    Reliance Group Holdings, Inc., 9%, due 11/15/00                399,000
                                                                                -----------
                           Total Financial Services                               7,576,563
                                                                                -----------
                     UTILITIES (2.3%)
        1,850,000    California Energy Company, Inc., 9.5%, due 09/15/06          2,002,625
        2,444,989    Panda Funding Corp., 11.625%, due 08/20/12                   2,665,039
                                                                                -----------
                           Total Utilities                                        4,667,664
                                                                                -----------
                     TOTAL CREDIT SENSITIVE (Cost: $11,980,588)                  12,244,227
                                                                                -----------

                     INDUSTRIALS (36.3%)
                     BUILDING MATERIALS & CONSTRUCTION (2.9%)
        1,250,000    American Standard Companies, Inc., 7.375%, due 02/01/08      1,203,125
          500,000    Atrium Companies, Inc., 10.5%, due 11/15/06                    530,000
        1,750,000    Johns Manville Corp., 10.875%, due 12/15/04                  1,960,000
          450,000    MDC Holdings, Inc., 8.375%, due 02/01/08                       451,125
        1,250,000    Standard Pacific Corp., (144A), 8%, due 02/15/08             1,237,500  *
          300,000    Standard Pacific Corp., 8.5%, due 06/15/07                     306,000
          160,000    Trizec Finance Corp., 10.875%, due 10/15/05                    179,600
                                                                                -----------
                           Total Building Materials & Construction                5,867,350
                                                                                -----------
                     BUSINESS SERVICES & DISTRIBUTION (5.5%)
          500,000    Allied Waste of North America, 10.25%, due 12/01/06            551,250
        3,150,000    American Pad & Paper Co., 13%, due 11/15/05                  3,228,750
        1,725,000    Coinmach Laundry Corp., 11.75%, due 11/15/05                 1,923,375
        1,000,000    Federal Data Corp., 10.125%, due 08/01/05                    1,035,000
        2,125,000    Iron Mountain, Inc., 10.125%, due 10/01/06                   2,332,188
        1,265,000    Mid-American Waste Systems, Inc., 12.25%, due 02/15/03         411,125  **
          750,000    Pierce Leahy Corp., (144A), 8.125%, due 05/15/08               748,125  *
          725,000    Williams Scotsman, Inc., 9.875%, due 06/01/07                  761,250
                                                                                -----------
                           Total Business Services & Distribution                10,991,063
                                                                                -----------

*   Restricted security. (See Note 6)
**  Non-income producing.
See accompanying Notes to Financial Statements.

TCW GALILEO HIGH YIELD BOND FUND

-----------------------------------------------

 Principal
  Amount              CORPORATE FIXED INCOME SECURITIES                                            Value
------------          ---------------------------------                                         ------------
                      COMMUNICATION SERVICES (12.6%)
$  1,600,000          Comcast Cellular Holdings, Inc., 9.5%, due 05/01/07                        $ 1,660,000
   1,000,000          Flag, Ltd., (144A), 8.25%, due 01/30/08                                      1,015,000  *
     275,000          Globalstar LP/Capital, 10.75%, due 11/01/04                                    277,750
     950,000          Globalstar LP/Capital, 11.25%, due 06/15/04                                    973,750
   1,725,000          Intermedia Communications, Inc., 8.5%, due 01/15/08                          1,742,250
     900,000          Intermedia Communications, Inc., Series B, 8.875%, due 11/01/07                929,250
     750,000          IXC Communications, Inc., (144A), 9%, due 04/15/08                             751,875  *
   1,750,000          Level 3 Communications, Inc., (144A), 9.125%, due 05/01/08                   1,728,125  *
   1,750,000          Mastec, Inc., (144A), 7.75%, due 02/01/08                                    1,732,500  *
   2,000,000          Mobile Telecommunications Technologies Corp., 13.5%, due 12/15/02            2,335,000
   3,125,000          Nextlink Communications, 9.625%, due 10/01/07                                3,289,063
   1,525,000          Paging Network, Inc., 10%, due 10/15/08                                      1,589,813
     350,000          Paging Network, Inc., 10.125%, due 08/01/07                                    367,938
   1,600,000          RCN Corp., 10%, due 10/15/07                                                 1,696,000
     400,000          Rogers Cantel, Inc., 9.375%, due 06/01/08                                      416,000
   1,250,000          Sprint Spectrum, L.P., 11%, due 08/15/06                                     1,425,000
   3,000,000          Verio, Inc., (144A), 10.375%, due 04/01/05                                   3,127,500  *
                                                                                                 -----------
                              Total Communication Services                                        25,056,814
                                                                                                 -----------
                      CONTAINERS & PACKAGING (5.5%)
     550,000          Bway Corp., 10.25%, due 04/15/07                                               599,500
   2,050,000          Consumers International, (144A), 10.25%, due 04/01/05                        2,255,000  *
     775,000          Graham Packaging Co., (144A), 8.75%, due 01/15/08                              775,000  *
     550,000          Huntsman Packaging Corp., 9.125%, due 10/01/07                                 563,750
     500,000          Owens-Illinois, Inc., 8.1%, due 05/15/07                                       529,655
     900,000          Paperboard Industries International, Inc., 8.375%, due 09/15/07                915,750
   1,000,000          Plastic Containers, Inc., Series B, 10%, due 12/15/06                        1,087,500
   2,360,000          Sweetheart Cup Corp., 9.625%, due 09/01/00                                   2,360,000
   1,725,000          U.S. Can Corp., Series B, 10.125%, due 10/15/06                              1,806,938
                                                                                                 -----------
                              Total Containers & Packaging                                        10,893,093
                                                                                                 -----------
                      MISCELLANEOUS MANUFACTURING (9.8%)
   1,000,000          AGCO Corp., 8.5%, due 03/15/06                                               1,045,060
   1,500,000          BE Aerospace, Inc., (144A), 8%, due 03/01/08                                 1,481,250  *
   2,570,000          Communications and Power Industries, Inc., Series B, 12%, due 08/01/05       2,878,400
     950,000          Desa International, Inc., (144A), 9.875%, due 12/15/07                         969,000  *
     450,000          Grove Worldwide, LLC, (144A), 9.25%, due 05/01/08                              450,000  *
   1,450,000          GSI Group, Inc., (144A), 10.25%, due 11/01/07                                1,522,500  *
     500,000          International Wire Group, 11.75%, due 06/01/05                                 550,000
   1,500,000          Jordan Industries, Inc., 0%, due 04/01/09                                      982,500
     250,000          Jordan Telecommunications Products, Inc., 0%, due 08/01/07                     212,500

*  Restricted security.  (See Note 6)
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)

                                                                                              April 30, 1998


  Principal
   Amount             CORPORATE FIXED INCOME SECURITIES                                             Value
------------          ---------------------------------                                        -------------
                      MISCELLANEOUS MANUFACTURING (CONTINUED)
$  2,000,000          Jordan Telecommunications Products, Inc., 9.875%, due 08/01/07           $   2,105,000
     850,000          Morris Materials Handling, Inc., (144A), 9.5%, due 04/01/08                    845,750  *
     850,000          Neenah Corp., Series B, 11.125%, due 05/01/07                                  935,000
   1,350,000          Packaged Ice, Inc., (144A), 9.75%, due 02/01/05                              1,363,500  *
   1,400,000          Terex Corp., (144A), 8.875%, due 04/01/08                                    1,386,000  *
     775,000          United Defense Industries, Inc., 8.75%, due 11/15/07                           786,625
   1,350,000          Viasystems, Inc., 9.75%, due 06/01/07                                        1,397,250
     575,000          Wavetek Corp., 10.125%, due 06/15/07                                           598,000
                                                                                               -------------
                              Total Miscellaneous Manufacturing                                   19,508,335
                                                                                               -------------
                      TOTAL INDUSTRIALS (Cost: $71,800,150)                                       72,316,655
                                                                                               -------------

                      TOTAL CORPORATE FIXED INCOME SECURITIES
                        (COST: $191,597,147)(98.1%)                                              195,372,920
                                                                                               -------------
   Number of
   Rights or
    Warrants          EQUITY SECURITIES
------------          -----------------
       6,969          Fitzgerald Gaming Corp., Warrants, expire 12/19/98                              13,938  **
       2,920          Terex Corp., Stock Appreciation Rights, expire 05/15/02                         58,400  **
                                                                                               -------------
                      TOTAL EQUITY SECURITIES (COST: $31,492) (0.0%)                                  72,338
                                                                                               -------------

                      TOTAL INVESTMENTS (COST: $191,628,639) (98.1%)                             195,445,258

                      EXCESS OF OTHER ASSETS OVER LIABILITIES (1.9%)                               3,692,507
                                                                                               -------------
                      NET ASSETS (100%)                                                        $ 199,137,765
                                                                                               =============

**  Non-income producing.
See accompanying Notes to Financial Statements.

TCW GALILEO MORTGAGE BACKED SECURITIES FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
-----------------------------------

  Principal
   Amount                FIXED INCOME SECURITIES                                                                Value
-------------            -----------------------                                                             ------------
                         COLLATERALIZED MORTGAGE OBLIGATIONS FIXED RATE (21.2% OF NET ASSETS)
$       1,938            CMO Mortgage Investors Trust (6-J), 1752.4%, due 02/22/21, (I/O)                    $     4,809
    1,465,599            Federal Home Loan Mortgage Corp. (1899-D), 7.25%, due 09/15/23                        1,478,614
    2,882,464            Federal Home Loan Mortgage Corp. (2021-AD), 7.5%, due 08/15/24                        2,911,288
    2,929,812            Federal Home Loan Mortgage Corp. (2023-AU), 7.5%, due 02/15/27                        2,954,540
      248,653            Federal Home Loan Mortgage Corp. (1087-G), 8.5%, due 08/15/20, (PAC)                    249,618
    1,849,246            Salomon Brothers Mortgage Securities VII (96-2-A1), 7.5%, due 05/25/26                1,865,353
      945,387            Sears Mortgage Securities (88-A-A2), 0.796%, due 05/25/18, (I/O)                          9,643
                                                                                                             ------------
                         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - FIXED RATE (Cost: $9,987,494)             9,473,865
                                                                                                             ------------
                         COLLATERALIZED MORTGAGE OBLIGATIONS - VARIABLE RATE (12.5%)
          684            Federal National Mortgage Association (91-130-SQ), 6,707.24%, due 09/25/21,
                          (I/O) (I/F)                                                                             90,988
       56,858            Guardian Savings and Loan Association (88-1-A), 6.6671%, due 07/25/18                    48,329
      182,914            Guardian Savings and Loan Association (88-3-A), 6.9502%, due 11/25/18                   155,477
      170,921            Guardian Savings and Loan Association (89-3-A), 7.6755%, due 05/25/19                   145,283
      842,537            Guardian Savings and Loan Association (89-4-A), 7.8692%, due 07/25/19                   800,410
    1,071,533            Guardian Savings and Loan Association (89-5-A), 8.0046%, due 07/25/19                 1,017,957
      293,175            Residential Funding Mortgage Securities I (89-4B-B), 6.8453%, due 07/25/19              285,937
        2,035            Resolution Trust Corp. (91-6-D2), 3,084.25%, due 08/25/20, (I/O)                         74,707
        3,855            Resolution Trust Corp. (91-6-C2), 3,351.98%, due 09/25/28, (I/O)                        155,386
    2,664,294            Resolution Trust Corp. (92-M4-A3), 7.94%, due 09/25/21                                2,689,285
      108,696            Western Federal Savings and Loan Association (88-9-A), 6.695%, due 12/25/18             108,662
                                                                                                            -------------
                         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - VARIABLE RATE (Cost: $6,332,874)          5,572,421
                                                                                                            -------------
                         NON-AGENCY VARIABLE RATE PASS-THROUGH SECURITIES  (COST: $875,096) (1.9%)
      883,824            Greenwich Capital Acceptance, Inc. (91-03), (Private Placement),
                         8.1692%, due 08/25/19                                                                   855,100  *
                                                                                                            -------------

                         U.S. GOVERNMENT AGENCY OBLIGATIONS - FIXED RATE PASS-THROUGH SECURITIES  (1.1%)
       76,317            Federal Home Loan Mortgage Corp., Pool #212346, 9.5%, due 08/01/01                       79,107
      411,484            Federal National Mortgage Association, Pool #163492, 8.5%, due 05/01/16                 430,256
                                                                                                            -------------
                         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                         FIXED RATE PASS-THROUGH SECURITIES (Cost: $ 506,001)                                    509,363
                                                                                                            -------------


I/O  - interest Only security.        PAC - Planned Amortization Class.
I/F  - Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
*  Restricted security.  (See Note 6)

See accompanying Notes to Financial Statements.

                                                       TCW GALILEO FUNDS, INC,
                                                           (U.S. FIXED INCOME)

                                                                                                               April 30, 1998


 Principal
  Amount                   FIXED INCOME SECURITIES                                                                  Value
-----------                -----------------------                                                               ------------
                           U.S. GOVERNMENT AGENCY OBLIGATIONS - VARIABLE RATE
                             PASS-THROUGH SECURITIES (47.7%)
$ 1,098,046                Federal Home Loan Mortgage Corp., Pool #785630, 6.849%, due 07/01/26                  $  1,108,510
     90,887                Federal Home Loan Mortgage Corp., Pool #770584, 7.125%, due 05/01/19                        92,536
    580,626                Federal Home Loan Mortgage Corp., Pool #410013, 7.744%, due 12/01/24                       591,118
    317,603                Federal Home Loan Mortgage Corp., Pool #865275, 8.234%, due 02/01/19                       332,844
    207,948                Federal Home Loan Mortgage Corp., Pool #865270, 8.322%, due 12/01/18                       216,805
    115,071                Federal Home Loan Mortgage Corp., Pool #865009, 8.347%, due 11/01/18                       120,577
    152,738                Federal Home Loan Mortgage Corp., Pool #865006, 8.529%, due 08/01/18                       160,585
    682,696                Federal Home Loan Mortgage Corp., Pool #310005, 8.665%, due 11/01/19                       701,471
  2,347,932                Federal National Mortgage Association, Pool #313920, 5.365%, due 11/01/27                2,378,901
  1,938,698                Federal National Mortgage Association, Pool #394996, 5.711%, due 08/01/27                1,971,191
  1,811,025                Federal National Mortgage Association, Pool #397897, 5.75%, due 08/01/27                 1,852,099
  1,509,417                Federal National Mortgage Association, Pool #284916, 5.792%, due 06/01/27                1,537,190
  1,453,212                Federal National Mortgage Association, Pool #393943, 5.872%, due 07/01/27                1,490,240
  1,474,520                Federal National Mortgage Association, Pool #376663, 5.941%, due 06/01/27                1,488,734
  1,177,342                Federal National Mortgage Association, Pool #392275, 6%, due 06/01/27                    1,206,305
  1,443,555                Federal National Mortgage Association, Pool #400472 6%, due 09/01/27                     1,480,626
    572,217                Federal National Mortgage Association, Pool #394575, 7.539%, due 07/01/27                  585,498
  1,900,667                Federal National Mortgage Association, Pool #369080, 7.609%, due 04/01/27                1,942,044
    820,915                Federal National Mortgage Association, Pool #358869, 7.706%, due 09/01/26                  837,891
    688,954                Federal National Mortgage Association, Pool #303334, 7.795%, due 04/01/25                  706,150
    374,424                Federal National Mortgage Association, Pool #111365, 7.909%, due 09/01/19                  390,011
    121,842                Federal National Mortgage Association, Pool #096193, 8.246%, due 09/01/18                  127,532
                                                                                                                 ------------
                           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                            VARIABLE RATE PASS-THROUGH SECURITIES (Cost: $21,158,507)                              21,318,858
                                                                                                                 ------------
                           TOTAL FIXED INCOME SECURITIES (COST: $38,859,972)  (84.4%)                              37,729,607
                                                                                                                 ------------

                           SHORT-TERM INVESTMENT (COST: $6,723,893) (15.1%)
                           ------------------------------------------------
  6,723,893                Repurchase Agreement, Goldman Sachs, dated 04/30/98,
                           5.51%, due 05/01/98 (Collateralized by $6,785,462 current face
                           Federal Home Loan Mortgage Corp. Pool #G00880, 7%,
                           due 02/01/28, valued at $6,869,222)                                                      6,723,893
                                                                                                                 ------------


                           TOTAL INVESTMENTS (COST: $45,583,865)  (99.5%)                                         44,453,500


                           EXCESS OF OTHER ASSETS OVER LIABILITIES  (0.5%)                                            221,517
                                                                                                                 ------------
                           NET ASSETS (100%)                                                                     $ 44,675,017
                                                                                                                 ============

See accompanying Notes to Financial Statements.

TCW GALILEO LONG-TERM MORTGAGE BACKED SECURITIES FUND


SCHEDULE OF INVESTMENTS (UNAUDITED)
-----------------------------------

   Principal
    Amount          FIXED INCOME SECURITIES                                                             Value
--------------      -----------------------                                                          -----------
                    COLLATERALIZED MORTGAGE OBLIGATIONS -
                      FIXED RATE (44.8% OF NET ASSETS)
$    2,400,000      Bear Stearns Mortgage Securities, Inc. (97-2-A5), 6.875%, due 01/28/24           $2,352,480
     2,000,000      CMC Securities Corporation III (94-A-A12), 6.75%, due 02/25/24, (PAC)             1,999,340
       103,716      Citicorp Mortgage Securities, Inc. (95-2-A1), 7.5%, due 04/25/25                    103,442
     1,559,358      Federal Home Loan Mortgage Corp. (1796-A-E), 6%, due 09/15/08                     1,541,066
     3,357,000      Federal Home Loan Mortgage Corp. (1629-PB), 6%, due 05/15/23                      3,061,920
     1,782,000      Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09                    1,744,115
     1,000,000      Federal Home Loan Mortgage Corp. (1844 E), 6.5%, due 10/15/13                       981,030
       401,329      Federal Home Loan Mortgage Corp. (1541-J), 6.5% , due 07/15/23                      402,117
     3,144,107      Federal Home Loan Mortgage Corp. (1717-MA), 6.5%, due 04/15/24                    3,128,826
       232,519      Federal Home Loan Mortgage Corp. (1175-C), 8%, due 01/15/21, (TAC)                  236,747
     1,722,137      Federal Home Loan Mortgage Corp. - Government National Mortgage
                      Association (43-OA), 6.5%, due 07/17/23                                         1,711,804
     2,000,000      Federal National Mortgage Association (93-X-130A-NA), 6.5%, due 05/25/23          2,000,180
     1,894,734      Federal National Mortgage Association (93-223-EA), 6.5%, due 12/25/23, (PAC)      1,867,791
       455,271      Federal National Mortgage Association (93-2-B), 7.2%, due 11/25/03                  467,677
     1,000,000      Federal National Mortgage Association (92-215-PL), 7.25%, due 11/25/21, (PAC)     1,023,530
     4,000,000      Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22                4,176,640
     4,000,000      GE Capital Mortgage Services, Inc. (97-5-A2), 7.5%, due 06/25/27                  4,042,400
     4,313,844      Government National Mortgage Association (94-2-Z), 7.99125%, due 07/16/24         4,344,989
     1,500,000      Residential Funding Mortgage Securities I (95-S7-A9), 8%, due 05/25/10, (I/O)       167,400
     1,232,831      Salomon Brothers Mortgage Securities VII (96-2-A1), 7.5%, due 05/26/26            1,243,569
     1,551,834      Securitized Asset Sales, Inc. (95-B-A2), 7.41%, due 09/25/24                      1,556,893
     2,000,000      Superior Wholesale Inventory Financing Trust  (97-A), 6.346%, due 11/15/04        2,001,160
                                                                                                     ----------
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                      FIXED RATE (Cost: $40,240,694)                                                 40,155,116
                                                                                                     ----------

                    COLLATERALIZED MORTGAGE OBLIGATIONS -
                      VARIABLE RATE (11.7%)
     1,500,000      CMC Securities Corporation III (94-A-A22), 7.01%, due 02/25/24, (I/F)             1,229,535
     2,000,000      Federal Home Loan Mortgage Corp. (1422-SA), 8.9179%, due 11/15/07, (I/F)          1,873,440
     2,000,000      Federal Home Loan Mortgage Corp. (1620-SB), 10%, due 11/15/23, (I/F)              1,850,640
     2,288,691      Federal National Mortgage Association (93-189-S), 7.21932%, due 10/25/23, (I/F)   2,034,898
     3,000,000      Federal National Mortgage Association (94-40 SA), 7.56875%, due 3/25/24, (I/F)    2,568,450
     1,000,000      Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23, (I/F) (PAC)   955,220
                                                                                                     ----------
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                      VARIABLE RATE (Cost: $8,611,382)                                               10,512,183
                                                                                                     ----------

                    U.S. GOVERNMENT AGENCY OBLIGATIONS -
                      FIXED RATE PASS-THROUGH SECURITIES (27.8%)
     1,352,348      FHA (#000-13002), 7.125%, due 03/01/04                                            1,359,110
     2,851,723      FHA (#012-11216), 7.185%, due 05/01/29                                            2,876,675
     1,894,415      FHA (#044-10592), 7.625%, due 09/01/22                                            1,948,880
     1,345,798      FHA (#081-11017), 7.75%, due 04/01/24                                             1,384,490
     2,551,575      FHA (#112-43055), 9.25%, due 05/25/32                                             2,675,964
         5,832      Federal Home Loan Mortgage Corp., Pool #250685, 6.5%, due 10/01/99                    5,848
     1,133,028      Federal National Mortgage Association, Pool #310001, 6%, due 09/01/00             1,130,547

I/O -Interest Only security.            Pac -Planned Amortization Class              TAC -Target Amortization Class.
I/F  -Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)

                                                                                                      April 30, 1998


  Principal
   Amount           FIXED INCOME SECURITIES                                                                 Value
---------------     -----------------------                                                              -----------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS -
                    FIXED RATE PASS-THROUGH SECURITIES (CONTINUED))
$     4,609,364     Federal National Mortgage Association, Pool #406796, 6.5%, due 03/01/18              $ 4,619,459
      4,861,445     Federal National Mortgage Association, Pool #413618, 6.5%, due 03/01/18                4,872,092
          9,453     Federal National Mortgage Association, Pool #62420, 7.5%, due 03/01/06                     9,704
        934,882     Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11                  962,050
         15,139     Federal National Mortgage Association, Pool #29542, 8.75%, due 07/01/09                   16,036
      1,411,874     Government National Mortgage Association, Pool #365618, 7%, due 10/15/33               1,400,409
      1,549,103     Government National Mortgage Association, Pool #351003, 7.5%, due 07/15/28             1,560,721
          4,414     Government National Mortgage Association, Pool #176192, 8.25%, due 12/15/01                4,535
         47,952     Government National Mortgage Association, Pool #3933, 8.25%, due 07/15/04                 49,743
          7,558     Government National Mortgage Association, Pool #217350, 9.25%, due 08/15/00                7,748
                                                                                                         -----------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                      FIXED RATE PASS-THROUGH SECURITIES (Cost:  $24,712,287)                             24,884,011
                                                                                                         -----------

                    U.S. GOVERNMENT AGENCY OBLIGATIONS -
                      VARIABLE RATE PASS-THROUGH SECURITIES (8.6%)
        921,211     Federal Home Loan Mortgage Corp., Pool #846317, 7.661%, due 08/01/26                     937,903
      1,691,774     Federal Home Loan Mortgage Corp., Pool #846510, 7.832%, due 04/01/25                   1,731,124
        651,053     Federal Home Loan Mortgage Corp., Pool #755183, 8.02%, due 12/01/15                      670,995
      1,174,611     Federal National Mortgage Association, Pool #348025, 7.4%, due 06/01/26                1,194,862
      1,408,756     Federal National Mortgage Association, Pool #347216, 7.504%, due 09/01/00              1,442,144
        385,955     Federal National Mortgage Association, Pool #137064, 7.541%, due 03/01/19                400,007
      1,300,641     Federal National Mortgage Association, Pool #124410, 7.731%, due 07/01/22              1,332,220
                                                                                                         -----------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS - VARIABLE RATE
                      PASS-THROUGH SECURITIES (Cost: $7,636,753)                                           7,709,255
                                                                                                         -----------

                    U.S. TREASURY SECURITIES (0.4%)
        197,000     Certificate Accrual Treasury Strip, 0%, due 08/15/01                                     163,354
        177,000     Certificate Accrual Treasury Strip, 0%, due 05/15/06                                     110,653
        112,000     Certificate Accrual Treasury Strip, 0%, due 08/15/08                                      60,893

                    TOTAL U.S. TREASURY SECURITIES
                      (Cost: $317,505)                                                                       334,900
                                                                                                         -----------
                    TOTAL FIXED INCOME SECURITIES (COST: $81,518,621)  (93.3%)                            83,595,465
                                                                                                         -----------

                    SHORT-TERM INVESTMENTS (COST: $9,044,486) (10.1%)
      5,979,684     Repurchase Agreement, Goldman Sachs, dated 04/30/98, 5.51%, due 05/01/98,
                      (Collateralized by $6,034,475 current face Federal Home Loan Mortgage Corp.,
                      Pool #G00880, 7%, due 02/01/28, valued at $6,108,964)                                5,979,684
      3,064,802     Bank of New York Depository Reserve, 4.6%, due 05/01/98                                3,064,802
                                                                                                         -----------
                                                                                                           9,044,486
                                                                                                         -----------
                    TOTAL INVESTMENTS (COST: $90,563,107) (103.4%)                                        92,639,951

                    LIABILITIES IN EXCESS OF OTHER ASSETS (-3.4%)                                         (3,079,942)
                                                                                                         -----------
                    NET ASSETS (100%)                                                                    $89,560,009
                                                                                                         ===========

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
------------------------------------------------

                                                             TCW GALILEO
                                                            MONEY MARKET
                                                                FUND
                                                           -------------
ASSETS

 Investments, at Value /(1)/                               $     199,066
 Receivable for FundShares Sold                                        -
 Receivables for Securities Sold                                       -
 Accrued Interest Receivable                                         803
                                                           -------------
    Total Assets                                                 199,869
                                                           -------------

LIABILITIES

 Payables for Fund Shares Redeemed                                     -
 Distributions Payable                                             1,030
 Payables for Securities Purchased                                     -
 Management Fees and Other Accrued Expenses                          126

    Total Liabilities                                              1,156
                                                           -------------
NET ASSETS                                                 $     198,713
                                                           -------------

NET ASSETS CONSIST OF:

 Paid-in Capital                                           $     198,713
 Undistributed Net Realized Gain (Loss) on Investments                 -
 Unrealized Appreciation (Depreciation) on Investments                 -
 Undistributed (Overdistributed) Net Investment Income                 -
                                                           -------------
NET ASSETS                                                 $     198,713
                                                           =============

                                                           =============
CAPITAL SHARES OUTSTANDING                                   198,713,219
                                                           =============

NET ASSET VALUE PER SHARE                                  $        1.00
                                                           =============

(1) The identified cost for the TCW Galileo Money Market Fund, the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund, and the TCW Galileo Long-Term Mortgage Backed Securities Fund at April 30, 1998, was $199,066, $42,806, $191,629, $45,584, and $90,563, respectively.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)

                                                     Dollar Amounts in Thousands
                                                      (Except per Share Amounts)

                                                                  April 30, 1998

      TCW GALILEO          TCW GALILEO      TCW GALILEO    TCW GALILEO LONG-TERM
   CORE FIXED INCOME     HIGH YIELD BOND  MORTGAGE BACKED     MORTGAGE BACKED
         FUND                 FUND        SECURITIES FUND     SECURITIES FUND
   -----------------     ---------------  ---------------  ---------------------
       $    43,158        $   195,445      $    44,454         $    92,640
                 -                 25                -                   -
               458              1,218              258                 161
               561              4,921              258                 548
       -----------        -----------      -----------         -----------
            44,177            201,609           44,970              93,349
       -----------        -----------      -----------         -----------


                 5                 66                -                   -
               227              1,540              220                 646
                22                618                -               3,049
                64                247               75                  94
       -----------        -----------      -----------         -----------
               318              2,471              295               3,789
       -----------        -----------      -----------         -----------

       $    43,859        $   199,138      $    44,675              89,560
       ===========        ===========      ===========         ===========


       $    45,994        $   192,993      $   $52,928              87,306
            (3,003)             2,543           (5,469)               (166)
               352              3,816           (1,130)              2,077
               516               (214)          (1,654)                343
       -----------        -----------      -----------         -----------

       $    43,859        $   199,138      $    44,675              89,560
       ===========        ===========      ===========         ===========

         4,549,219         19,869,989        4,626,136           9,222,163
       ===========        ===========      ===========         ===========

       $      9.64        $     10.02      $      9.66         $      9.71
       ===========        ===========      ===========         ===========

STATEMENTS OF OPERATIONS (UNAUDITED)
------------------------------------

                                                                  TCW GALILEO
                                                                  MONEY MARKET
                                                                      FUND
                                                                ----------------
INVESTMENT INCOME
 Income:
   Interest                                                             $7,657
                                                                        ------
 Expenses:

   Management Fees                                                         339
   Accounting Service Fees                                                 136
   Custodian Fees                                                           18
   Transfer Agent Fees                                                      17
   Registration Fees                                                         7
   Directors' Fees and Expenses                                              4
   Audit and Tax Fees                                                        9
   Amortization of Deferred Organization Cos                                 -
   Other                                                                    12
                                                                        ------
 Total Expenses                                                            542
 Less Expenses Borne by Investment Adviser                                   7
                                                                        ------
 Net Expenses                                                              535
                                                                        ------
 Net Investment Income                                                   7,122
                                                                        ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

 Net Realized Gain (Loss) on Investments During the Period                   -
  Change in Unrealized Appreciation (Depreciation)
   on Investments During the Period                                          -
                                                                        ------
 Net Realized and Unrealized Gain (Loss) on Investments
  During the Period                                                          -
                                                                        ------
INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                             $7,122
                                                                        ======

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)


                                                     Dollar Amounts in Thousands
                                                 Six Months Ended April 30, 1998


   TCW GALILEO         TCW GALILEO        TCW GALILEO      TCW GALILEO LONG-TERM
CORE FIXED INCOME    HIGH YIELD BOND    MORTGAGE BACKED       MORTGAGE BACKED
      FUND                 FUND         SECURITIES FUND       SECURITIES FUND
-----------------    ---------------    ---------------    ---------------------
        $ 1,240            $ 10,065            $ 1,357                 $ 4,020
        -------            --------            -------                 -------

             65                 772                133                     207
             17                  17                 17                      17
              5                  12                 10                       6
             18                  20                 18                      18
              4                   4                  4                       4
              5                   5                  4                       4
              9                   9                 12                      13
              3                   3                  3                       6
              6                  20                  6                       5
        -------            --------            -------                 -------
            132                 862                207                     280
              -                   -                  -                       -
        -------            --------            -------                 -------
            132                 862                207                     280
        -------            --------            -------                 -------
          1,108               9,203              1,150                   3,740
        -------            --------            -------                 -------



            214               2,556                (14)                   (204)

            (93)               (724)               205                  (1,066)
        -------            --------            -------                 -------

            121               1,832                191                  (1,270)
        -------            --------            -------                 -------

        $ 1,229            $ 11,035            $ 1,341                 $ 2,470
        =======            ========            =======                 =======

TCW GALILEO MONEY MARKET FUND
                                                     Dollar Amounts in Thousands


STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                      SIX MONTHS ENDED
                                                                       APRIL 30, 1998       Year Ended
                                                                         (UNAUDITED)     October 31, 1997
                                                                      ----------------   ----------------
OPERATIONS

 Net Investment Income                                                  $      7,122        $    12,230
                                                                        ------------        -----------

DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from Net Investment Income                                     (7,122)           (12,230)
                                                                        ------------        -----------

CAPITAL SHARE TRANSACTIONS

  Proceeds from Shares Sold
   (1,195,920,332 shares in 1998 and 1,234,945,155 shares in 1997)         1,195,920          1,234,945
  Proceeds from Shares Issued Upon Reinvestment of Dividends
   (4,436,309 shares in 1998 and 5,434,998 shares in 1997)                     4,436              5,435
  Cost of Shares Redeemed
   (1,224,414,455 shares in 1998 and 1,251,280,223 shares in 1997)        (1,224,414)        (1,251,280)
                                                                        ------------        -----------
  (Decrease) in Net Assets Resulting from Capital
   Share Transactions                                                        (24,058)           (10,900)
                                                                        ------------        -----------
  (Decrease) in Net Assets                                                   (24,058)           (10,900)

NET ASSETS

 Beginning of Period                                                         222,771            233,671
                                                                        ------------        -----------
 End of Period                                                          $    198,713        $   222,771
                                                                        ============        ===========

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)



TCW GALILEO CORE FIXED INCOME FUND
                                                     Dollar Amounts in Thousands



STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                       SIX MONTHS ENDED
                                                        APRIL 30, 1998          YEAR ENDED
                                                         (UNAUDITED)          OCTOBER 31, 1997
                                                       ----------------       ----------------
OPERATIONS

 Net Investment Income                                     $    1,108           $  1,354
 Net Realized Gain on Investments                                 214                241
 Change in Unrealized Appreciation (Depreciation)
 on Investments                                                   (93)                42
                                                           ----------           --------
 Increase in Net Assets Resulting from Operations               1,229              1,637
                                                           ----------           --------

DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from Net Investment Income                      (1,165)            (1,373)
                                                           ----------           --------


CAPITAL SHARE TRANSACTIONS

 Proceeds from Shares Sold
  (3,451,364 shares in 1998 and 717,575 shares in 1997)        33,294              6,812
 Proceeds from Shares Issued Upon Reinvestment of Dividends
  (68,377 shares in 1998 and 138,935 shares in 1997)              659              1,310
 Cost of Shares Redeemed
  (983,488 shares in 1998 and 1,490,800 shares in 1997         (9,526)           (14,024)
                                                           ----------           --------
 Increase (Decrease) in Net Assets Resulting from Capital
   Share Transactions                                          24,427             (5,902)
                                                           ----------           --------
 Increase in Net Assets                                        24,491              5,638
                                                           ----------           --------

NET ASSETS

 Beginning of Period                                           19,368             25,006
                                                           ----------           --------
 End of Period                                             $   43,859             19,368
                                                           ==========           ========

See accompanying Notes to Financial Statements.

TCW GALILEO HIGH YEILD BOND FUND

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------
                                                                       Six Months Ended
                                                                         April 30, 1998                  Year Ended
                                                                          (Unaudited)                 October 31, 1997
                                                                       ----------------               -----------------
OPERATIONS

 Net Investment Income                                                 $       9,203                  $       19,571
 Net Realized Gain on Investments                                              2,556                           5,556
 Change in Unrealized Appreciation (Depreciation)
  on Investments                                                                (724)                            804
                                                                      ----------------                -----------------
 Increase in Net Assets Resulting from Operations                             11,035                          25,931
                                                                      ----------------                -----------------

DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from Net Investment Income                                     (9,499)                        (19,383)
 Distributions in Excess of Net Investment Income                               (214)                             _
 Distributions from Net Realized Gains                                        (2,884)                             _
                                                                      ----------------                -----------------
 Total Distributions to Shareholders                                         (12,597)                        (19,383)
                                                                      ----------------                -----------------

CAPITAL SHARE TRANSACTIONS

 Proceeds from Shares Sold
 (4,598,322 shares in 1998 and 13,039,199 shares in 1997)                     46,425                         130,756
 Proceeds from Shares Issued upon Reinvestment of Dividends
 (1,130,282 shares in 1998 and 1,688,689 shares in 1997)                      11,394                          16,818
 Cost of Shares Redeeme
 (6,505,483 shares in 1998 and 12,886,525 shares in 1997)                    (65,880)                       (129,176)
                                                                      ----------------                -----------------

 Increase (Decrease)in Net Assets Resulting from
   Capital Share Transactions                                                 (8,061)                         18,398
                                                                      ----------------                -----------------
 Increase (Decrease) in Net Assets                                            (9,623)                         24,946

NET ASSETS

 Beginning of Period                                                         208,761                         183,815
                                                                     ----------------                 -----------------
 End of Period                                                       $       199,138                  $      208,761
                                                                     ================                 =================

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)

TCW GALILEO MORTGAGE BACKED SECURITIES FUND
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------
                                                                       Six Months Ended
                                                                        April 30, 1998                 Year Ended
                                                                          (Unaudited)               October 31, 1997
                                                                      ------------------           ------------------
OPERATIONS

   Net Investment Income                                                 $      1,150              $        3,205
   Net Realized (Loss) on Investments                                             (14)                        (78)
   Change in Unrealized Appreciation on Investments                               205                         248
                                                                         -------------             ---------------
   Increase in Net Assets Resulting from Operations                             1,341                       3,375
                                                                         -------------             ---------------


DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                    (1,150)                     (2,046)
   Distributions in Excess of Net Investment Income                              (435)                     (1,219)
                                                                         -------------             ---------------
   Total Distributions to Shareholders                                         (1,585)                     (3,265)
                                                                         -------------             ---------------


CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
   (1,605,549 shares in 1998 and 8,709,536 shares in 1997)                     15,612                      84,756
   Proceeds from Shares Issued upon Reinvestment of Dividends
    (154,826 shares in 1998 and 321,824 shares in 1997)                         1,499                       3,115
   Cost of Shares Redeemed
    (2,835,359 shares in 1998 and 9,728,007 shares in 1997)                   (27,499)                    (94,509)
                                                                         -------------             ---------------
   (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                                (10,388)                     (6,638)
                                                                         -------------             ---------------
   (Decrease) in Net Assets                                                   (10,632)                     (6,528)
                                                                         -------------             ---------------

NET ASSETS

   Beginning of Period                                                         55,307                     (61,835)
                                                                         -------------             ---------------
   End of Period                                                         $     44,675              $       55,307
                                                                         =============             ===============

See accompanying Notes to Financial Statements.

TCW GALILEO LONG-TERM MORTGAGE BACKED SECURITIES FUND
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                       Six Months Ended
                                                                        April 30, 1998                 Year Ended
                                                                          (Unaudited)               October 31, 1997
                                                                      ------------------          -------------------
OPERATIONS

   Net Investment Income                                                $       3,740              $        7,975
   Net Realized Gain (Loss) on Investments                                       (204)                        569
   Change in Unrealized Appreciation (Depreciation)
    on Investments                                                             (1,066)                      1,875
                                                                        --------------             ---------------
   Increase in Net Assets Resulting from Operations                             2,470                      10,419
                                                                        --------------             ---------------


DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                    (3,684)                     (7,476)
   Distributions from Net Realized Gains                                         (435)                          _
                                                                        --------------             ---------------
   Total Distributions to Shareholders                                         (4,119)                     (7,476)
                                                                        --------------             ---------------


CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
   (1,257,005 shares in 1998 and 516,324 shares in 1997)                       12,289                       4,947
   Proceeds from Shares Issued upon Reinvestment of Dividends
   (401,557 shares in 1998 and 758,014 shares in 1997)                          3,946                       7,257
   Cost of Shares Redeemed
   (655,272 shares in 1998 and 4,796,056 shares in 1997)                       (6,468)                    (45,965)
                                                                        --------------             ---------------
   Increase in Net Assets Resulting from
    Capital Share Transactions                                                  9,767                     (33,761)
                                                                        --------------             ---------------
   Increase (Decrease) in Net Assets                                            8,118                     (30,818)
                                                                        --------------             ---------------

NET ASSETS

   Beginning of Period                                                         81,442                     112,260
                                                                        --------------             ---------------
   End of Period                                                        $      89,560              $       81,442
                                                                        ==============             ===============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)


                                                                  April 30, 1998


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-----------------------------------------


NOTE 1 -  ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, that currently offers a selection of 17 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Funds Management, Inc. (the "Adviser") is the investment adviser to the Funds, as well as the administrator of their day-to-day operations. TCW Asia Limited and TCW London International, Limited are sub-advisers for the TCW Galileo Emerging Markets Fund, TCW London International, Limited is a sub-adviser to the TCW Galileo International Equities Fund, TCW Galileo European Equities Fund and TCW Galileo Japanese Equities Fund. TCW Asia Limited is a sub-adviser to the TCW Galileo Asia Pacific Equity Fund. The advisers are registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives and policies. There is one diversified money market fund (the TCW Galileo Money Market Fund), four diversified fixed income funds (the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund and the TCW Galileo Long-Term Mortgage Backed Securities Fund), a convertible securities fund (the TCW Galileo Convertible Securities Fund), and eleven non-diversified equity funds (the TCW Galileo Core Equities Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Mid-Cap Growth Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund, the TCW Galileo Latin America Equity Fund, the TCW Galileo International Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo Japanese Equities Fund and the TCW Galileo Value Opportunities Fund) currently offered by the Company. On November 3, 1997, TCW Galileo International Equities Fund, TCW Galileo Japanese Equities Fund and TCW Galileo Value Opportunities Fund commenced operations resulting from the exchange of Limited Partnership interests. The assets and liabilities were transferred at historical cost from the respective predecessor limited partnerships to the Funds on November 3, 1997, and the fair values of which were exchanged for commons shares of the Funds. The transfers were treated as tax-free exchanges in accordance with the Internal Revenue Code. The TCW Galileo European Equities Fund commenced operations on November 3, 1997, as a new Galileo Fund.

The primary investment objective of each Fund follows: (1) the TCW Galileo Money Market Fund seeks current income, preservation of capital and liquidity by investing in short-term money market securities; (2) the TCW Galileo Core Fixed Income Fund seeks capital appreciation and income through investment principally in Core fixed income securities emphasizing high quality and liquid investments;
(3) the TCW Galileo High Yield Bond Fund seeks high current income through investment principally in high yield fixed income securities; (4) the TCW Galileo Mortgage Backed Securities Fund seeks income by investing primarily in short-term mortgage backed securities; (5) the TCW Galileo Long-Term Mortgage Backed Securities Fund seeks income by investing primarily in long-term mortgage backed securities; (6) the TCW Convertible Securities Fund seeks high total return from current income and capital appreciation through investment principally in convertible securities; (7) the TCW Galileo Core Equities Fund (formerly TCW Galileo Core Equity Fund) emphasizes capital appreciation and preservation with focus on long-term results; (8) the TCW Galileo Earnings Momentum Fund seeks capital appreciation through investment primarily in publicly-traded equity securities of companies experiencing or expected to experience accelerating earnings growth; (9) the TCW Galileo Mid-Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of medium capitalization companies; (10) the TCW Galileo Small Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of smaller capitalization companies; (11) the TCW Galileo Asia Pacific Equity Fund seeks long-term capital appreciation, primarily by investing in equity securities of companies in the Asia Pacific region; (12) the TCW Galileo Emerging Markets Fund seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world; (13) the TCW Galileo Latin America Equity Fund seeks long-term capital appreciation, primarily by investing in Latin American equity securities; (14) the TCW Galileo International Equities Fund seeks long-term capital appreciation by investing in a mix of underlying TCW Galileo Funds; (15) the TCW Galileo European Equities Fund seeks long-term capital appreciation by investing primarily in the securities of issuers located in Europe; (16) the TCW Galileo Japanese Equities Fund seeks long-term capital appreciation by investing primarily in Japanese equity securities; and (17) the

------------------------------------------------------


TCW Galileo Value Opportunities Fund seeks capital appreciation by investing at least 65% of its total assets, under normal circumstances, in publicly traded equity securities issued by small and medium companies with market capitalization at the time of purchase between $500 million and $2.5 billion.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, including the bond fund securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

For Funds other than TCW Galileo Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Interest income is recorded on the accrual basis. Original issue discount is accreted as interest income using a constant yield to maturity method. The TCW Galileo High Yield Bond Fund recognizes as interest income discounts on securities purchased at the time the security is sold. The TCW Galileo Core Fixed Income Fund recognizes as interest income discounts on securities purchased using a constant yield to maturity accretion method and also amortizes premiums as a reduction to interest for securities purchased in excess of par value on a constant yield to maturity amortization method. For all other Funds, premiums on securities purchased are not amortized, except for mortgage backed obligations for which amortization has been elected as allowed by federal income tax regulations. Realized and unrealized gains and losses on investments are recorded on the basis of specific identification.

DOLLAR ROLL TRANSACTIONS: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. There were no such transactions outstanding as of April 30, 1998.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. Fixed Income)


                                                                  April 30, 1998



REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and in other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

DEFERRED ORGANIZATION COSTS: Organization costs of $50,000 per Fund have been deferred and were being amortized on a straight line basis over a five-year period from the commencement of operations of each Fund. Deferred organization costs have been completely amortized as of April 30, 1998.

EXPENSE ALLOCATION: Common expenses incurred by the Company are allocated among the Funds based upon the ratio of net assets of each Fund to the combined net assets of all the Funds. All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 9:00 A.M. Pacific Time for the TCW Galileo Money Market Fund and as of 1:00 P.M. Pacific Time for the other Funds.

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. The other fixed income funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that effect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

-----------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At April 30, 1998, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

                             TCW GALILEO   TCW GALILEO     TCW GALILEO    TCW GALILEO LONG-TERM
                              CORE FIXED    HIGH YIELD   MORTGAGE BACKED      MORTGAGE BACKED
                             INCOME FUND    BOND FUND    SECURITIES FUND      SECURITIES FUND
                             -----------  -------------  ---------------  -------------------
Unrealized Appreciation      $   483,080  $  5,414,203   $    245,869      $      3,963,132
Unrealized (Depreciation)       (130,746)   (1,597,584)    (1,376,234)           (1,886,288)
                             -----------   ------------  --------------   -------------------
Net Unrealized Appreciation
(Depreciation)               $   352,334  $  3,816,619   $ (1,130,365)     $      2,076,844
                             ===========  ============   ==============   ===================
Cost of Investments for
Federal Income Tax Purposes  $42,805,814  $191,628,639   $  45,583,865     $     90,563,107
                             ===========  ============   ==============   ===================

At April 30, 1998, the following Funds had net realized loss carryforwards for federal income tax purposes:

                                                              Expiring in
                                               -----------------------------------------------
                                                   2002        2003        2004        2005
                                               -----------  -----------  ----------  ---------
TCW Galileo Core Fixed Income Fund             $1,977,000   $  644,000   $     -     $    -
TCW Galileo Mortgage Backed Securities Fund       446,000   4,070,000    861,000     73,000

Note 4 - INVESTMENT ADVISORY AND ACCOUNTING SERVICE FEES

The Funds pay to the Adviser, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees:

     TCW Galileo Money Market Fund                                   0.25%
     TCW Galileo Core Fixed Income Fund                              0.35%
     TCW Galileo High Yield Bond Fund                                0.75%
     TCW Galileo Mortgage Backed Securities Fund                     0.50%
     TCW Galileo Long-Term Mortgage Backed Securities Fund           0.50%

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. Fixed Income)



                                                                  April 30, 1998


The TCW Galileo Money Market Fund reimburses the Adviser for the costs of providing accounting services to the Fund in an amount not exceeding an annual rate of 0.10% of the Fund's average daily net assets. Each bond Fund also reimburses the Adviser for the cost of providing accounting services to the Fund in an amount not exceeding $35,000 for any fiscal year. The ordinary operating expenses of the TCW Galileo Money Market Fund are limited to 0.40% of the Fund's daily net assets.

Certain officers and/or directors of the Company are officers and/or directors of the Adviser.


NOTE 5 - PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months ended April 30, 1998 were as follows:


                    TCW GALILEO    TCW GALILEO      TCW GALILEO     TCW GALILEO LONG-TERM
                     CORE FIXED     HIGH YIELD    MORTGAGE BACKED      MORTGAGE BACKED
                    INCOME FUND     BOND FUND     SECURITIES FUND      SECURITIES FUND
                   ------------   ------------    ---------------   ---------------------
Purchases at Cost   $14,997,733   $110,198,339      $ 3,865,637          $ 8,427,250
                    ===========   ============      ===========          ===========
Sales Proceeds      $   972,451   $118,242,918      $ 9,326,264          $ 8,206,001
                    ===========   ============      ===========          ===========
U.S. Government
Purchases at
Cost                $35,183,919   $          -      $10,399,655          $12,694,608
                    ===========   ============      ===========          ===========
U.S. Government     $25,116,849   $          -      $18,730,666          $ 6,711,875
                    ===========   ============      ===========          ===========


NOTE 6 - RESTRICTED SECURITIES

The following restricted securities held by the Funds as of April 30, 1998, were valued both at the date of acquisition and April 30, 1998, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

TCW GALILEO CORE FIXED INCOME FUND:

  PRINCIPAL                                                                         DATE OF
    AMOUNT                                 INVESTMENT                             ACQUISITION     COST
------------  ---------------------------------------------------------------   --------------  --------
  $ 50,000    American Restaurant Group, Inc., (144A), 11.5%, due 02/15/03         02/13/98     $ 50,000
    50,000    BE Aerospace, Inc., (144A), 8%, due 03/01/08                         02/06/98       49,877
    50,000    Boyds Collection, Ltd., (144A), 9%, due 05/15/08                     04/16/98       50,000
    50,000    Chancellor Media Corp., (144A), 8.125%, due 12/15/07                 12/15/97       49,609
    50,000    Conmed Corp., (144A), 9%, due 03/15/08                               02/26/98       50,000
    25,000    Consumers International, (144A), 10.25%, due 04/01/05                04/10/97       25,000
   100,000    Desa International, Inc., (144A), 9.875%, due 12/15/07               11/21/97      101,500
    75,000    Eagle-Picher Industries, Inc., (144A), 9.375%, due 03/01/08          02/19/98       75,284
    50,000    Extendicare Health Services, Inc., (144A), 9.35%, due 12/15/07       11/25/97       50,000
    50,000    GSI Group, Inc., (144A), 10.25%, due 11/01/07                        10/30/97       49,627

-----------------------------------------------------


NOTE 6 - RESTRICTED SECURITIES (CONTINUED)

TCW GALILEO CORE FIXED INCOME FUND (CONTINUED):

  PRINCIPAL                                                                          DATE OF
    AMOUNT                                 INVESTMENT                              ACQUISITION    COST
--------------  -------------------------------------------------------------      -----------  --------
 $      50,000  Graham Packaging Co., (144A), 8.75%, due 01/15/08                     01/23/98  $ 50,000
        50,000  Grove Worldwide, LLC, (144A), 9.25%, due 05/01/08                     04/22/98    50,250
       125,000  Hard Rock Hotel, Inc., (144A), 9.25%, due 04/01/05                    03/17/98   126,438
       100,000  Holmes Products Corp., (144A), 9.875%, due 11/15/07                   11/19/97   101,844
        50,000  Jackson Products, Inc., (144A), 9.5%, due 04/15/05                    04/16/98    49,686
       100,000  Level 3 Communications, Inc., (144A), 9.125%, due 05/01/08            04/23/98    99,579
        50,000  Magellan Health Services, Inc., (144A), 9%, due 02/15/08              02/05/98    50,000
       100,000  Mastec, Inc., (144A), 7.75%, due 02/01/08                             01/30/98    99,623
        50,000  Morris Materials Handling, Inc., (144A), 9.5%, due 04/01/08           03/23/98    50,000
        50,000  Nationwide Credit, Inc., (144A), 10.25%, due 01/15/08                 01/23/98    50,000
        50,000  Packaged Ice, Inc., (144A), 9.75%, due 02/01/05                       01/22/98    49,696
        50,000  Perkins Family Restaurants, L.P., (144A), 10.125%, due 12/15/07       12/17/97    50,000
        50,000  Pierce Leahy Corp., (144A), 8.125%, due 05/15/08                      04/02/98    49,821
        50,000  Polymer Group, Inc., (144A), 8.75%, due 03/01/08                      02/27/98    50,000
        75,000  Prime Medical Services, Inc., (144A), 8.75%, due 04/01/08             03/24/98    74,783
        50,000  Primedia, Inc., (144A), 7.625%, due 04/01/08                          02/11/98    49,716
        50,000  Revlon Consumer Products Corp., (144A),  8.125%, due 02/01/06         01/28/98    49,844
        50,000  Revlon Consumer Products Corp., (144A),  8.625%, due 02/01/08         01/28/98    49,983
        50,000  Rural/Metro Corp., (144A), 7.875%, due 03/15/08                       03/11/98    49,915
        50,000  Signature Resorts, Inc., (144A), 9.25%, due 05/15/06                  04/09/98    50,000
        25,000  Von Hoffman Press, Inc., (144A), 10.375%, due 05/15/07                10/03/97    27,113
        50,000  Wheeling-Pittsburgh Corp., (144A), 9.25%, due 11/15/07                11/20/97    49,816

The total value of restricted securities is $1,895,563, which represents 4.3% of net assets of the Fund at April 30, 1998.


TCW GALILEO HIGH YIELD BOND FUND:

   PRINCIPAL                                                                          DATE OF
     AMOUNT                                  INVESTMENT                             ACQUISITION     COST
----------------  ------------------------------------------------------------      -----------  ----------
 $       750,000  American Restaurant Group, Inc., (144A), 11.5%, due 02/15/03         02/13/98  $  750,000
       1,500,000  BE Aerospace, Inc., (144A), 8%, due 03/01/08                         02/06/98   1,496,301
         500,000  Boyds Collection, Ltd., (144A), 9%, due 05/15/08                     04/16/98     500,000
       1,250,000  Chancellor Media Corp., (144A), 8.125%, due 12/15/07                 12/15/97   1,253,311
         300,000  Conmed Corp., (144A), 9%, due 03/15/08                               02/26/98     300,000
       2,050,000  Consumers International, (144A), 10.25%, due 04/01/05                04/10/97   2,083,000
       2,000,000  County Seat Stores, Inc., (144A), 12.75%, due 11/01/04               10/23/97   2,000,000
         950,000  Desa International, Inc., (144A), 9.875%, due 12/15/07               11/21/97     957,500
         575,000  Eagle-Picher Industries, Inc., (144A), 9.375%, due 03/01/08          02/19/98     576,388
         200,000  Extendicare Health Services, Inc., (144A), 9.35%, due 12/15/07       11/25/97     200,000
       1,000,000  Flag, Ltd., (144A), 8.25%, due 01/30/08                              01/23/98   1,000,000
       1,450,000  GSI Group, Inc., (144A), 10.25%, due 11/01/07                        10/30/97   1,456,039
         775,000  Graham Packaging Co., (144A), 8.75%, due 01/15/08                    01/23/98     775,000
         450,000  Grove Worldwide, LLC, (144A), 9.25%, due 05/01/08                    04/22/98     451,250
       1,175,000  Hard Rock Hotel, Inc., (144A), 9.25%, due 04/01/05                   03/17/98   1,183,875
       1,000,000  Holmes Products Corp., (144A), 9.875%, due 11/15/07                  11/19/97   1,011,094
         750,000  IXC Communications, Inc., (144A), 9%, due 04/15/08                   04/16/98     750,000

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)



                                                                  April 30, 1998


TCW GALILEO HIGH YIELD BOND FUND (CONTINUED):

   PRINCIPAL                                                                           DATE OF
     AMOUNT                                  INVESTMENT                              ACQUISITION     COST
----------------  ---------------------------------------------------------------    -----------  ----------
      $  400,000  Jackson Products, Inc., (144A), 9.5%, due 04/15/05                    04/16/98  $  397,490
       1,750,000  Level 3 Communications, Inc., (144A), 9.125%, due 05/01/08            04/23/98   1,742,636
         750,000  Magellan Health Services, Inc., (144A), 9%, due 02/15/08              02/05/98     750,000
       1,750,000  Mastec, Inc., (144A), 7.75%, due 02/01/08                             01/30/98   1,743,059
         850,000  Morris Materials Handling, Inc. (144A), 9.5%, due 04/01/08            03/23/98     850,000
         700,000  Nationwide Credit, Inc., (144A), 10.25%, due 01/15/08                 01/23/98     700,000
       1,350,000  Packaged Ice, Inc., (144A), 9.75%, due 02/01/05                       04/23/98   1,356,750
         650,000  Perkins Family Restaurants, L.P., (144A), 10.125%, due 12/15/07       12/17/97     650,000
         900,000  Perry/Judd's, Inc., (144A), 10.625%, due 12/15/07                     12/10/97     900,000
         750,000  Pierce Leahy Corp., (144A), 8.125%, due 05/15/08                      04/02/98     747,319
         250,000  Polymer Group, Inc., (144A), 8.75%, due 03/01/08                      02/27/98     250,000
       1,075,000  Prime Medical Services, Inc., (144A), 8.75%, due 04/01/08             03/24/98   1,073,547
         350,000  Primedia, Inc., (144A), 7.625%, due 04/01/08                          02/11/98     348,014
         750,000  Revlon Consumer Products Corp., (144A),  8.125%, due 02/01/06         01/28/98     747,660
       1,800,000  Revlon Consumer Products Corp., (144A),  8.625%, due 02/01/08         01/28/98   1,799,398
         900,000  Rural/Metro Corp., (144A), 7.875%, due 03/15/08                       03/11/98     898,465
         450,000  Signature Resorts, Inc., (144A), 9.25%, due 05/15/06                  04/09/98     450,000
       1,250,000  Standard Pacific Corp., (144A), 8%, due 02/15/08                      02/05/98   1,239,927
       1,400,000  Terex Corp., (144A), 8.875%, due 04/01/08                             03/24/98   1,395,766
       3,000,000  Verio, Inc., (144A), 10.375%, due 04/01/05                            03/19/98   3,080,688
         825,000  Von Hoffman Press, Inc., (144A), 10.375%, due 05/15/07                10/03/97     894,781
       1,400,000  Wheeling-Pittsburgh Corp., (144A), 9.25%, due 11/15/07                11/20/97   1,394,838

The total value of restricted securities is $40,635,876, which represents 20.4% of net assets of the Fund at April 30, 1998.

TCW GALILEO MORTGAGE BACKED SECURITIES FUND:

       PRINCIPAL                                                                    DATE OF
         AMOUNT                              INVESTMENT                           ACQUISITION       COST
----------------         -------------------------------------------------        -----------    ----------
       $883,824          Greenwich Capital Acceptance, Inc. (91-03),
                         (Private Placement), 8.1692%, due 08/25/19                  03/21/91    $875,096 *

The total value of restricted securities is $855,100, which represents 1.9% of net assets of the Fund at April 30, 1998.

NOTE 7 - SUBSEQUENT EVENT

On October 24, 1997, the Board of Directors of the Company approved the exchange of four limited partnerships into the TCW Galileo Enhanced 500 Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund and TCW Galileo Emerging Markets Income Fund and the organization of a new fund, the TCW Galileo Small Cap Value Fund. The transfers will be treated as tax-free exchanges in accordance with the Internal Revenue Code. The assets and liabilities will be transferred at historical cost from the respective predecessor limited partnerships to the Funds on June 1, 1998 and the fair values of which will be exchanged for common shares of the Funds.

TCW GALILEO MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
--------------------


                                                      Six Months
                                                        Ended
                                                    April 30, 1998              Year Ended October 31,
                                                                       ---------------------------------------
                                                     (Unaudited)          1997          1996           1995
                                                    --------------     ----------    ----------     ----------
Net Asset Value per Share, Beginning
 of Period                                            $   1.00          $   1.00      $   1.00        $   1.00

Income (Loss) from Investment Operations:
  Net Investment Income                                 0.0260            0.0516        0.0509          0.0549
Less Distributions:
  Distributions from Net Investment Income             (0.0260)          (0.0516)      (0.0509)        (0.0549)
                                                      ----------        ----------    ----------      ----------
Net Asset Value per Share, End of Period              $   1.00          $   1.00      $   1.00        $   1.00
                                                      ==========        ==========    ==========      ==========

Total Return                                              2.63% /(3)/       5.29%         5.21%           5.67%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)              $198,713          $222,771      $233,671        $ 86,302

Ratio of Net Expenses to Average Net Assets /(5)/         0.40% /(4)/       0.40%         0.40%           0.40%

Ratio of Net Investment Income to
 Average Net Assets                                       5.25% /(4)/       5.17%         5.04%           5.49%

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period July 14, 1988 (commencement of operations) to December 31, 1988 and not indicative of a full year's operating results.

(3) For the six months ended April 30, 1998 and not indicative of a full year's operating results.

(4)  Annualized.

(5) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.40% of net assets as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.40% for the six months ended April 30, 1998, 0.40%, 0.44%, and 0.46% for the fiscal years ended October 31, 1997, 1996 and 1995, respectively, 0.68% for the ten months ended October 31, 1994, 0.52%, 0.49%, 0.47%, 0.51% and 0.71% for the years ended December 31,
     1993 through 1989, respectively, and 0.47% for the period July 14, 1988 (commencement of operations) through December 31, 1988.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)

                                                                                      July 14, 1988
  Ten Months                                                                          (Commencement
    Ended                                    Year Ended December 31,                  of Operations)
                        ----------------------------------------------------------
October 31, 1994           1993        1992        1991          1990       1989     December 31, 1988
----------------        -----------  ----------  -----------   ---------  --------   -----------------

$         1.00          $     1.00   $    1.00   $     1.00    $   1.00  $   1.00    $           1.00

        0.0304              0.0293      0.0381       0.0620      0.0800    0.0882              0.0379

       (0.0304)            (0.0293)    (0.0381)     (0.0620)    (0.0800)  (0.0882)            (0.0379)
----------------        ----------   ---------   -----------   ---------  ---------  -----------------
$         1.00          $     1.00   $    1.00   $     1.00    $   1.00  $   1.00    $           1.00
================        ==========   =========   ===========   =========  =========  =================

          3.04% /(1)/         2.97%       3.92%        6.35%       8.18%     9.22%               7.68% /(2)/



$      124,392          $   81,204   $ 183,465   $  140,987    $167,572  $ 88,620    $         63,703

          0.40% /(4)/         0.40%       0.40%        0.40%       0.40%     0.40%               0.40% /(4)/

          3.65% /(4)/         2.93%       3.81%        6.20%       8.00%     8.82%               8.08% /(4)/

TCW GALILEO CORE FIXED INCOME FUND


FINANCIAL HIGHLIGHTS
--------------------

                                                   Six Months                                  Ten Months       March 1, 1993
                                                     Ended                                        Ended       (Commencement of
                                                 April 30, 1998     Year Ended October 31,      October 31,   Operations) through
                                                                  --------------------------
                                                   (Unaudited)      1997     1996     1995        1994         December 31, 1993
                                                 --------------   -------   -------  -------    -----------   ------------------
Net Asset Value per Share, Beginning
 of Period                                           $ 9.62       $  9.45   $  9.61  $  8.94     $  10.04         $   10.00
                                                  ---------       -------   -------  -------     --------         ---------

Income (Loss) from Investment Operations:
  Net Investment Income                                0.28          0.58      0.55     0.58         0.44              0.45
  Net Realized and Unrealized Gain (Loss)
   on Investments                                      0.04          0.19      0.16     0.62        (1.16)             0.19
                                                  ---------       -------   -------  -------     --------         ---------
    Total from Investment Operations                   0.32          0.77      0.39     1.20        (0.72)             0.64
                                                  ---------       -------   -------  -------     --------         ---------

Less Distributions:
  Distributions from Net Investment Income            (0.30)        (0.60)    (0.55)   (0.53)       (0.38)            (0.45)
  Distributions from Net Realized Gains                   -             -         -        -            -             (0.14)
  Distributions in Excess of Net Realized Gains           -             -         -        -            -             (0.01)
                                                  ---------       -------   -------  -------     --------         ---------
    Total Distributions                               (0.30)        (0.60)    (0.55)   (0.53)       (0.38)            (0.60)
                                                  ---------       -------   -------  -------     --------         ---------
Net Asset Value per Share, End of Period          $    9.64       $  9.62   $  9.45  $  9.61     $   8.94         $   10.04
                                                  =========       =======   =======  =======     ========         =========
Total Return                                           3.33% /(3)/   8.45%     4.26%   13.92%        7.24% /(1)/       6.54% /(2)/

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)          $  43,859       $19,368   $25,006  $36,236     $150,153         $  33,328

Ratio of Expenses to Average Net Assets                0.70% /(4)/   0.93%     0.76%    0.68%        0.50% /(4)/       0.50% /(4)/
                                                                                                                             /(5)/

Ratio of Net Investment Income to
 Average Net Assets                                    5.91% /(4)/   6.13%     5.85%    6.38%        6.11% /(4)/       5.24% /(4)/

Portfolio Turnover Rate                               79.42% /(3)/ 142.96%   238.73%  223.78%      208.63% /(1)/     149.96% /(2)/

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.

(3) For the six months ended April 30, 1998 and not indicative of a full year's operating results.

(4) Annualized.

(5) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.50% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.72% for the fiscal year ended October 31, 1995, 0.68% for the ten months ended October 31, 1994 and 0.89% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)

TCW GALILEO HIGH YIELD BOND FUND


FINANCIAL HIGHLIGHTS
--------------------


                                               Six Months                                    Ten Months        March 1, 1993
                                                 Ended                                          Ended        (Commencement of
                                             April 30, 1998       Year Ended October 31,      October 31,    Operations) through
                                                               ----------------------------
                                              (Unaudited)        1997       1996      1995       1994         December 31, 1993
                                             --------------    --------   --------  -------  ------------    -------------------
Net Asset Value per Share, Beginning
 of Period                                    $    10.11       $   9.77   $   9.74  $  9.43    $ 10.12          $ 10.00
                                              ----------       --------   --------  -------    -------          -------
Income (Loss) from Investment Operations:
  Net Investment Income                             0.45           0.91       0.89     0.92       0.73             0.74
  Net Realized and Unrealized Gain (Loss)
   on Investments                                   0.09           0.34       0.03     0.39      (0.77)            0.27
                                              ----------       --------   --------  -------    -------          -------
      Total from Investment Operations              0.54           1.25       0.92     1.31      (0.04)            1.01
                                              ----------       --------   --------  -------    -------          -------

Less Distributions:
  Distributions from Net Investment Income         (0.47)         (0.91)     (0.89)   (1.00)     (0.65)           (0.74)
  Distributions in Excess of Net Investment
    Income                                         (0.01)             -          -        -          -                -
  Distributions from Net Realized Gains            (0.15)             -          -        -          -            (0.15)
                                              ----------       --------   --------  -------    -------          -------
      Total Distributions                          (0.63)         (0.91)     (0.89)   (1.00)     (0.65)           (0.89)
                                              ----------       --------   --------  -------    -------          -------
Net Asset Value per Share, End of Period      $    10.02       $  10.11   $   9.77  $  9.74    $  9.43          $ 10.12
                                              ==========       ========   ========  =======    =======          =======
Total Return                                        5.42% /(3)/   13.26%      9.92%   14.65%     (0.34)% /(1)/    10.47% /(2)/

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)      $  199,138       $208,761   $183,815  $92,652    $90,577          $73,737

Ratio of Expenses to Average Net Assets             0.84% /(4)/    0.83%      0.90%    0.87%      0.79% /(4)//(5)/ 0.79% /(4)//(5)/

Ratio of Net Investment Income to
 Average Net Assets                                 8.94% /(4)/    9.10%      9.21%    9.60%      9.18% /(4)/      8.60% /(4)/

Portfolio Turnover Rate                            55.25% /(3)/  109.45%     82.56%   36.32%     34.01% /(1)/     47.60% /(2)/

(1) For the ten months ended October 31, 1994 and not indicative of a full years operating results.

(2) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.

(3) For the six months ended April 30, 1998 and not indicative of a full year's operating results.

(4) Annualized.

(5) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.79% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.88% for the fiscal year ended October 31, 1995, 0.91% for the ten months ended October 31, 1994 and 0.96% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

TCW GALILEO MORTGAGE BACKED SECURITIES FUND


FINANCIAL HIGHLIGHTS
--------------------
                                           Six Months                                        Ten Months     March 1, 1993
                                              Ended                                            Ended      (Commencement of
                                          APRIL 30, 1998       Year Ended October 31,        October 31,  Operations) through
                                                            ----------------------------
                                           (UNAUDITED)        1997       1996       1995         1994      December 31, 1993
                                          --------------    -------    -------    -------    -----------  -------------------
Net Asset Value per Share, Beginning
 of Period                                $        9.70     $ 9.67     $ 9.58     $ 9.41     $   9.86           $10.00
                                          --------------    -------    -------    -------    -----------  ------------

Income (Loss) from Investment Operations:
  Net Investment Income                            0.21       0.58       0.51       0.67         0.42             0.50
  Net Realized and Unrealized Gain (Loss)
   on Investments                                  0.04       0.05       0.22       0.25        (0.48)           (0.12)
                                          --------------    -------    -------    -------    -----------  -------------
    Total from Investment Operations               0.25       0.63       0.73       0.92        (0.06)            0.38
                                          --------------    -------    -------    -------    -----------  -------------

Less Distributions:
  Distributions from Net Investment Income        (0.21)     (0.38)     (0.46)     (0.71)       (0.39)           (0.50)
  Distributions in Excess of Net Investment
   Income                                         (0.08)     (0.22)     (0.18)     (0.04)           -                -
  Distributions from Net Realized Gains               -          -          -          -            -            (0.02)
                                          --------------    -------    -------    -------    -----------  -------------
    Total Distributions                           (0.29)     (0.60)     (0.64)     (0.75)       (0.39)           (0.52)
                                          --------------    -------    -------    -------    -----------  -------------

Net Asset Value per Share, End of Period  $        9.66     $ 9.70    $  9.67     $ 9.58     $   9.41     $       9.86
                                          ==============    =======    =======    =======    ===========  =============

Total Return                                       2.61%/(3)/ 6.71%     7.86%     10.16%       (0.61)%/(1)/       3.89%/(2)/


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)  $      44,675      $55,307    $61,835      $81,366    $  134,948   $  147,666

Ratio of Expenses to Average Net Assets            0.78%/(4)/    0.77%      0.69%        0.61%         0.55%/(4)/  0.55%/(4)//(5)/

Ratio of Net Investment Income to
 Average Net Assets                                4.34%/(4)/   6.00%      5.34%        7.13%         5.18%/(4)/   5.98%/(4)/

Portfolio Turnover Rate                           30.28%/(3)/ 109.91%     54.10%       37.83%        65.64%/(1)/  70.44%/(2)/

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.

(3) For the six months ended April 30, 1998 and not indicative of a full year's operating results.

(4) Annualized.

(5) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.55% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.63% for the fiscal year ended October 31, 1995, 0.62% for the ten months ended October 31, 1994 and 0.70% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)

TCW GALILEO LONG-TERM MORTGAGE BACKED SECURITIES FUND

FINANCIAL HIGHLIGHTS
--------------------

                                                 SIX MONTHS                                     Ten Months       June 17, 1993
                                                    ENDED                                          Ended       (Commencement of
                                               APRIL 30, 1998     Year Ended October 31,        October 31,   Operations) through
                                                                  ----------------------
                                               (UNAUDITED)     1997      1996        1995         1994        December 31, 1993
                                               -----------     ----      ----        ----         ----        -----------------
Net Asset Value per Share, Beginning
 of Period                                     $    9.91      $  9.56  $   9.56    $   8.95   $    10.07        $    10.00
                                                --------       ------   -------      ------    ---------         ---------

Income (Loss) from Investment Operations:
  Net Investment Income                             0.44         0.75      0.68        0.72         0.63              0.28
  Net Realized and Unrealized Gain (Loss)
   on Investments                                  (0.16)        0.32      0.02        0.71        (1.26)             0.07
                                                --------       ------   -------      ------    ---------         ---------
      Total from Investment Operations              0.28         1.07      0.70        1.43        (0.63)             0.35
                                                --------       ------   -------      ------    ---------         ---------

Less Distributions:
  Distributions from Net Investment Income         (0.43)       (0.72)    (0.68)      (0.82)       (0.49)            (0.28)
  Distributions in Excess of Net Investment
   Income                                            --            --     (0.02)         --           --                --
  Distributions from Net Realized Gains            (0.05)          --        --          --           --                --
                                                --------       ------   -------      ------    ---------         ---------
      Total Distributions                          (0.48)       (0.72)    (0.70)      (0.82)       (0.49)            (0.28)
                                                --------       ------   -------      ------    ---------         ---------

Net Asset Value per Share, End of Period           $9.71        $9.91     $9.56       $9.56        $8.95            $10.07
                                                ========        ======   =======      =====     =========        =========

Total Return                                        2.93% (3)   11.66%     7.69%      16.84%       (6.39)% (1)        3.51% (2)


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)       $  89,560      $81,442  $112,260     $80,159   $   66,632        $   25,215

Ratio of Expenses to Average Net Assets             0.68% (4)    0.67%     0.68%       0.68%        0.65% (4)(5)      0.65% (4)(5)

Ratio of Net Investment Income (Loss) to
 Average Net Assets                                 9.03% (4)    7.77%     7.15%       7.88%        8.03% (4)         5.37% (4)

Portfolio Turnover Rate                            19.07% (3)   16.01%    39.28%      23.76%       36.71% (1)        44.47% (2)

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period June 17, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.

(3) For the six months ended April 30, 1998 and not indicative of a full year's operating results.

(4)  Annualized.

(5) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.65% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.69% for the fiscal year ended October 31, 1995, 0.78% for the ten months ended October 31, 1994 and 1.13% for the period June 17, 1993 (commencement of operations) through December 31, 1993.

                                                         TCW GALILEO FUNDS, INC.
                                                             (U.S. FIXED INCOME)

SHAREHOLDER INFORMATION
-----------------------

DIRECTORS AND OFFICERS                        INVESTMENT ADVISER

Marc I. Stern                                 TCW Funds Management, Inc.
Director and Chairman of the Board            865 South Figueroa Street
                                              Los Angeles, California 90017
                                              (213) 244-0000

Thomas E. Larkin, Jr.
Director and President

John C. Argue                                 CUSTODIAN
Director
                                              BNY Western Trust Company
                                              700 South Flower Street
Norman Barker, Jr.                            Suite 200
Director                                      Los Angeles, California 90017

Richard W. Call
Director                                      TRANSFER AGENT

                                              DST Systems, Inc.
Alvin R. Albe, Jr.                            811 Main Street
Senior Vice President and Treasurer           Kansas City, Missouri 64105

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary       DISTRIBUTOR

                                              TCW Brokerage Services
Ronald E. Robison                             865 South Figueroa Street
Senior Vice President                         Los Angeles, California 90017
                                              (213) 244-0000

Philip K. Holl
Secretary
                                              INDEPENDENT AUDITORS
Marie M. Bender
Assistant Secretary                           Deloitte & Touche llp
                                              1000 Wilshire Boulevard
Hilary G.D. Lord                              Los Angeles, California 90017
Assistant Secretary

Peter C. DiBona
Assistant Treasurer